UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam Target Date Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2023

Date of reporting period:	September 1, 2022 – February 28, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Retirement Advantage Funds

Semiannual report
2 | 28 | 23

Putnam Retirement Advantage Funds invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam Retirement
Advantage
Funds

Putnam Retirement Advantage 2065 Fund	Putnam Retirement Advantage 2040 Fund
Putnam Retirement Advantage 2060 Fund	Putnam Retirement Advantage 2035 Fund
Putnam Retirement Advantage 2055 Fund	Putnam Retirement Advantage 2030 Fund
Putnam Retirement Advantage 2050 Fund	Putnam Retirement Advantage 2025 Fund
Putnam Retirement Advantage 2045 Fund	Putnam Retirement Advantage Maturity Fund

Semiannual report
2 | 28 | 23

Message from the Trustees

April 10, 2023

Dear Fellow Shareholder:

In the first few months of 2023, we have seen continued U.S. economic growth, a strong jobs market, and persistent inflation. Stocks and bonds rallied in January but pulled back when reports of rising prices caused concern that the U.S. Federal Reserve would raise interest rates more than expected. Generally speaking, the Fed wants to slow economic activity to ease price pressures, but without causing a recession.

While Putnam’s investment teams are aware of the Fed’s balancing act, they remain focused on analyzing companies and individual securities. They see the potential risks in today’s economic environment but also monitor how businesses adjust and strive to perform well, even in an uncertain economy. Their insights help them carefully select securities and build portfolios to pursue returns for you.

Thank you for investing with Putnam.

Performance history as of 2/28/23

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for Retirement Advantage Maturity Fund and 5.75% for all other funds; had they, returns would have been lower. See below and pages 8–21 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects.

* The inception date of each fund (other than the 2065 Fund) is 12/31/19. For these funds, performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the higher operating expenses for class A shares. The inception date of the 2065 Fund is 12/30/20.

Returns for periods of less than one year are not annualized.

This comparison shows the performance of broad market indexes for the six months ended 2/28/23. See above and pages 8–21 for fund performance information. Index descriptions can be found on pages 28–29.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

2 Retirement Advantage Funds

How were market conditions during the six-month reporting period ended February 28, 2023?

Global equity and fixed income markets experienced heightened market volatility due to converging macroeconomic risks and economic uncertainty. High inflation, monetary policy tightening, the Russia-Ukraine War, and weakening global growth weighed on market sentiment at times, as investors swung between risk-on and risk-off investment strategies.

Both equity and fixed income markets experienced weakness at the start of the period. This was due to the Federal Reserve’s commitment to a restrictive monetary policy stance until inflation reaches its 2% target. The Fed raised interest rates four times during the period, with increases of 75 basis points [bps] in September and November 2022, followed by smaller increases of 50 bps in December 2022 and 25 bps in February 2023.

Markets began to rally in October and November 2022 with the hope that inflation had peaked and the Fed would begin to slow the pace of interest-rate hikes. But a higher-than-expected November 2022 jobs

Retirement Advantage Funds 3

report and rising Producer Price Index data led to a sell-off in December 2022. Fed officials indicated they would continue raising interest rates in 2023 until there was enough evidence inflation was sustainably trending downward.

Equity and fixed income markets began calendar 2023 on a strong note in January due to signs of cooling inflation. However, volatility picked up again in February due to renewed fears that the Fed might lift interest rates more than anticipated following the release of rising inflation data and continued labor market tightness in January.

For the six-month reporting period, U.S. stocks returned 1.26%, as measured by the S&P 500 Index. International stocks fared better, returning 12.58%, as measured by the MSCI EAFE Index [ND]. Investment-grade bonds posted a loss, with the Bloomberg U.S. Aggregate Bond Index returning –2.13%. The yield on the 10-year U.S. Treasury note began the period at 3.15% and ended the period at 3.92%. The yield curve remained inverted over the six months, which in past economic cycles has been an indicator of a recession to come. [The yield curve is a graphical representation of the yields/interest rates of bonds with equal credit quality but differing maturity dates.]

How did the Putnam Retirement Advantage Funds perform during the six months ended February 28, 2023?

All the Retirement Advantage Funds delivered positive returns, primarily as a result of global equity market strength. However, the funds trailed their respective S&P benchmarks due to having less exposure to foreign equities in the early vintages and more duration in the later vintages. [Duration is a measure of the funds’ interest-rate sensitivity.]

Putnam Retirement Advantage Funds invest in one or more Putnam mutual funds [underlying funds] to create a diversified target-date portfolio. We use an important tool called a glide path to determine the funds’ allocations among asset classes and the underlying funds over time. With the glide path as a reference point, our portfolio managers make tactical decisions based on our analysis of current market risks and opportunities. Funds intended for investors further from retirement outperformed near-retirement funds during the period.

What strategies contributed to performance and what detracted?

Overall, our asset allocation decisions lifted benchmark-relative performance. The contribution from equity allocation decisions was additive. We started the period with underweight exposure to equity risk and moved further underweight relative to the benchmark in the middle of November 2022. We maintained this position until the end of the period. The funds were neutral to interest-rate risk for most of the period. We moved the position to modestly underweight at the beginning of February 2023, which led to a gain. An out-of-benchmark position in commodities that ranged from modestly long to long led to a loss. Security selection boosted benchmark-relative performance. Our quantitative U.S. large-cap core and fundamental U.S. large-cap value equity strategies augmented performance. Portfolios for savers furthest from retirement experienced additional gains from our fundamental emerging market equity strategy.

What is your near-term outlook for the markets?

Volatility was a major constant across markets in 2022. We expect high inflation, monetary policy tightening, the war in Ukraine, and recession fears will continue to weigh on market sentiment for the foreseeable future.

Our near-term outlook for equities is bearish. We believe the market is too optimistic with respect to a Fed monetary policy pivot. We

4 Retirement Advantage Funds

also believe the Fed is unlikely to execute a soft landing and will either continue raising interest rates more than the market anticipates or break the economy and trigger a recession. Both paths would prove negative for equities, in our view.

Our near-term outlook for interest-rate-sensitive fixed income is neutral. With January 2023 economic data staying strong and inflation prints remaining elevated, bond market prices now reflect more near-term interest-rate hikes and a higher Fed terminal rate, in our view. As a result, we believe duration risks appear more balanced going forward.

Our view on commodities is slightly bullish. A strengthening U.S. dollar, rising real yields [which adjust for the impact of inflation], and building recessionary forces are headwinds for commodities, in our view. But, in the medium term, we believe supply constraints are a reason to be bullish.

Against this backdrop, we continue to have conviction in our investment strategies given our ability to adapt the portfolio to changing market conditions.

Thank you, Brett, for this update on the fund.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by each fund for the entire period. Portfolio composition is subject to review in accordance with each fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the underlying funds’ managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the underlying funds’ managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the funds. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Retirement Advantage Funds 5

Composition of the funds’ underlying investments

Historically, each Putnam Retirement Advantage Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds as of February 28, 2023. For more information, please see each fund’s prospectus.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and international companies of any size and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Multi-Asset Income Fund*

The portfolio focuses on fixed income securities, including U.S. government obligations, corporate bonds, and securitized debt instruments of any credit quality. The fund’s strategic fixed income allocation is 73% (with a range of 50% to 95%) with the balance invested in equities (with a range of 5% to 50%) and other instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Short Term Investment Fund

The fund invests in a diversified portfolio of short-duration, investment-grade fixed income securities to generate income, maintain liquidity, and preserve capital. The portfolio includes U.S. Treasuries, agency mortgage-backed securities, and a variety of investment-grade corporate bonds and notes.

Each Retirement Advantage Fund has a different target date indicating when each fund’s investors expect to retire and begin withdrawing assets from their account, typically at retirement. The funds are generally weighted more heavily toward more aggressive, higher-risk investments when the target date of the fund is far off, and more conservative, lower-risk investments when the target date of the fund is near. The principal value of the funds is not guaranteed at any time, including the target date.

* Prior to July 12, 2022, Putnam Multi-Asset Income Fund was known as Putnam Income Strategies Portfolio.

6 Retirement Advantage Funds

Allocations by fund as of 2/28/23

Underlying Putnam Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Putnam Dynamic Asset Allocation
Equity Fund Class P	78.2%	70.7%	49.3%	23.8%	2.8%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Growth Fund Class P	21.3%	28.8%	50.1%	75.6%	95.4%	69.9%	19.3%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Balanced Fund Class P	0.0%	0.0%	0.0%	0.0%	0.0%	27.1%	76.7%	57.9%	8.3%	0.0%
Putnam Dynamic Asset Allocation
Conservative Fund Class P	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	26.3%	48.3%	0.0%
Putnam Multi-Asset Income
Fund Class P	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.6%	37.5%	94.1%
Putnam Short Term Investment
Fund Class G	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	3.9%	5.1%	6.0%	5.9%

Percentages are based on net assets as of 2/28/23. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

Retirement Advantage Funds 7

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended February 28, 2023, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R3, R4, R5, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by the funds.

Fund performance Total return for periods ended 2/28/23

	Life of fund	1 year	6 months
2065 Fund
Class A (12/30/20)
Before sales charge	1.65%	–7.01%	3.74%
After sales charge	–1.10	–12.35	–2.22
Class C (12/30/20)
Before CDSC	0.89	–7.73	3.27
After CDSC	0.89	–8.60	2.28
Class R (12/30/20)
Net asset value	1.28	–7.33	3.58
Class R3 (12/30/20)
Net asset value	1.49	–7.22	3.59
Class R4 (12/30/20)
Net asset value	1.77	–6.88	3.75
Class R5 (12/30/20)
Net asset value	1.91	–6.82	3.80
Class R6 (12/30/20)
Net asset value	2.01	–6.72	3.91
Class Y (12/30/20)
Net asset value	1.92	–6.74	3.91

8 Retirement Advantage Funds

Fund performance Total return for periods ended 2/28/23 cont.

	Life of fund	3 years	1 year	6 months
2060 Fund
Class A (9/1/20)
Before sales charge	6.01%	9.50%	–6.92%	3.79%
After sales charge	4.05	7.36	–12.27	–2.18
Class C (9/1/20)
Before CDSC	5.20	8.68	–7.76	3.28
After CDSC	5.20	8.68	–8.63	2.31
Class R (9/1/20)
Net asset value	5.55	9.07	–7.38	3.49
Class R3 (9/1/20)
Net asset value	5.81	9.32	–7.22	3.55
Class R4 (9/1/20)
Net asset value	6.05	9.59	–6.91	3.78
Class R5 (9/1/20)
Net asset value	6.21	9.76	–6.82	3.87
Class R6 (12/31/19)
Net asset value	6.33	9.86	–6.72	3.87
Class Y (9/1/20)
Net asset value	6.21	9.77	–6.82	3.76

	Life of fund	3 years	1 year	6 months
2055 Fund
Class A (9/1/20)
Before sales charge	5.68%	9.06%	–7.15%	3.52%
After sales charge	3.72	6.93	–12.49	–2.44
Class C (9/1/20)
Before CDSC	4.93	8.31	–7.79	3.13
After CDSC	4.93	8.31	–8.64	2.18
Class R (9/1/20)
Net asset value	5.25	8.63	–7.47	3.27
Class R3 (9/1/20)
Net asset value	5.54	8.95	–7.22	3.44
Class R4 (9/1/20)
Net asset value	5.78	9.22	–6.92	3.65
Class R5 (9/1/20)
Net asset value	5.92	9.37	–6.91	3.65
Class R6 (12/31/19)
Net asset value	6.03	9.45	–6.82	3.66
Class Y (9/1/20)
Net asset value	5.92	9.37	–6.91	3.65

Retirement Advantage Funds 9

Fund performance Total return for periods ended 2/28/23 cont.

	Life of fund	3 years	1 year	6 months
2050 Fund
Class A (9/1/20)
Before sales charge	5.32%	8.47%	–7.12%	3.29%
After sales charge	3.37	6.35	–12.47	–2.65
Class C (9/1/20)
Before CDSC	4.54	7.69	–7.87	2.89
After CDSC	4.54	7.69	–8.71	1.96
Class R (9/1/20)
Net asset value	4.89	8.04	–7.59	3.09
Class R3 (9/1/20)
Net asset value	5.14	8.32	–7.34	3.15
Class R4 (9/1/20)
Net asset value	5.39	8.59	–7.10	3.40
Class R5 (9/1/20)
Net asset value	5.55	8.77	–6.94	3.48
Class R6 (12/31/19)
Net asset value	5.66	8.85	–6.84	3.48
Class Y (9/1/20)
Net asset value	5.55	8.77	–6.93	3.49

	Life of fund	3 years	1 year	6 months
2045 Fund
Class A (9/1/20)
Before sales charge	4.85%	7.77%	–7.22%	3.03%
After sales charge	2.91	5.67	–12.56	–2.89
Class C (9/1/20)
Before CDSC	4.09	7.01	–7.88	2.63
After CDSC	4.09	7.01	–8.71	1.70
Class R (9/1/20)
Net asset value	4.46	7.38	–7.48	2.95
Class R3 (9/1/20)
Net asset value	4.71	7.66	–7.32	3.01
Class R4 (9/1/20)
Net asset value	4.93	7.90	–7.09	3.05
Class R5 (9/1/20)
Net asset value	5.08	8.07	–7.02	3.12
Class R6 (12/31/19)
Net asset value	5.20	8.16	–6.91	3.24
Class Y (9/1/20)
Net asset value	5.09	8.07	–6.93	3.23

10 Retirement Advantage Funds

Fund performance Total return for periods ended 2/28/23 cont.

	Life of fund	3 years	1 year	6 months
2040 Fund
Class A (9/1/20)
Before sales charge	4.55%	7.22%	–7.08%	2.74%
After sales charge	2.62	5.12	–12.42	–3.17
Class C (9/1/20)
Before CDSC	3.78	6.45	–7.82	2.34
After CDSC	3.78	6.45	–8.64	1.43
Class R (9/1/20)
Net asset value	4.13	6.79	–7.53	2.55
Class R3 (9/1/20)
Net asset value	4.38	7.07	–7.28	2.60
Class R4 (9/1/20)
Net asset value	4.59	7.30	–7.07	2.74
Class R5 (9/1/20)
Net asset value	4.75	7.47	–6.98	2.82
Class R6 (12/31/19)
Net asset value	4.90	7.60	–6.78	2.94
Class Y (9/1/20)
Net asset value	4.75	7.47	–6.98	2.82

	Life of fund	3 years	1 year	6 months
2035 Fund
Class A (9/1/20)
Before sales charge	3.92%	6.12%	–7.19%	2.05%
After sales charge	1.99	4.04	–12.53	–3.82
Class C (9/1/20)
Before CDSC	3.16	5.37	–7.86	1.63
After CDSC	3.16	5.37	–8.71	0.69
Class R (9/1/20)
Net asset value	3.51	5.71	–7.48	1.84
Class R3 (9/1/20)
Net asset value	3.76	5.99	–7.32	2.01
Class R4 (9/1/20)
Net asset value	3.98	6.22	–7.11	2.03
Class R5 (9/1/20)
Net asset value	4.13	6.39	–6.92	2.12
Class R6 (12/31/19)
Net asset value	4.25	6.48	–6.91	2.12
Class Y (9/1/20)
Net asset value	4.14	6.40	–6.92	2.12

Retirement Advantage Funds 11

Fund performance Total return for periods ended 2/28/23 cont.

	Life of fund	3 years	1 year	6 months
2030 Fund
Class A (9/1/20)
Before sales charge	2.83%	4.47%	–7.48%	1.06%
After sales charge	0.93	2.43	–12.80	–4.75
Class C (9/1/20)
Before CDSC	2.06	3.71	–8.23	0.61
After CDSC	2.06	3.71	–9.09	–0.34
Class R (9/1/20)
Net asset value	2.40	4.04	–7.94	0.76
Class R3 (9/1/20)
Net asset value	2.69	4.36	–7.60	1.02
Class R4 (9/1/20)
Net asset value	2.89	4.57	–7.48	1.03
Class R5 (9/1/20)
Net asset value	3.05	4.75	–7.30	1.12
Class R6 (12/31/19)
Net asset value	3.16	4.83	–7.20	1.23
Class Y (9/1/20)
Net asset value	3.05	4.75	–7.29	1.13

	Life of fund	3 years	1 year	6 months
2025 Fund
Class A (9/1/20)
Before sales charge	0.86%	1.49%	–7.94%	0.30%
After sales charge	–1.00	–0.49	–13.24	–5.47
Class C (9/1/20)
Before CDSC	0.11	0.72	–8.70	–0.20
After CDSC	0.11	0.72	–9.60	–1.18
Class R (9/1/20)
Net asset value	0.44	1.07	–8.39	0.01
Class R3 (9/1/20)
Net asset value	0.71	1.36	–8.06	0.15
Class R4 (9/1/20)
Net asset value	0.93	1.59	–7.84	0.28
Class R5 (9/1/20)
Net asset value	1.08	1.75	–7.77	0.36
Class R6 (12/31/19)
Net asset value	1.19	1.84	–7.67	0.47
Class Y (9/1/20)
Net asset value	1.08	1.75	–7.77	0.36

12 Retirement Advantage Funds

Fund performance Total return for periods ended 2/28/23 cont.

	Life of fund	3 years	1 year	6 months
Maturity Fund
Class A (9/1/20)
Before sales charge	0.38%	0.70%	–7.55%	0.62%
After sales charge	–1.48	–1.27	–12.87	–5.16
Class C (9/1/20)
Before CDSC	–0.36	–0.05	–8.30	0.31
After CDSC	–0.36	–0.05	–9.21	–0.68
Class R (9/1/20)
Net asset value	–0.03	0.30	–7.95	0.44
Class R3 (9/1/20)
Net asset value	0.23	0.54	–7.70	0.58
Class R4 (9/1/20)
Net asset value	0.43	0.79	–7.51	0.66
Class R5 (9/1/20)
Net asset value	0.59	0.96	–7.35	0.81
Class R6 (12/31/19)
Net asset value	0.71	1.05	–7.31	0.74
Class Y (9/1/20)
Net asset value	0.59	0.96	–7.35	0.81

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 5.75% sales charge levied at the time of purchase. The maximum sales charges for Retirement Advantage Maturity Fund class A shares is 4.00%. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R3, R4, R5, R6, and Y shares have no initial sales charge or CDSC. The inception date of each fund (other than the 2065 Fund) is 12/31/19. For these funds, performance for class A, C, R, R3, R4, R5, and Y shares prior to their inception is derived from the historical performance of class R6 shares by adjusting for the higher applicable sales charges (in the case of after-sales-charge returns) and operating expenses for such shares.

Returns for periods of less than one year are not annualized.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

Comparative index returns Total return for the period ended 2/28/23

		Life of
		fund (since
	Life of fund	12/30/20)*	3 years	1 year	6 months
S&P Target Date To 2065+ Index	—	1.89%	—	–6.15%	4.26%
S&P Target Date To 2060 Index	5.18%	—	8.59%	–6.37	4.25
S&P Target Date To 2055 Index	4.95	—	8.36	–6.33	4.24
S&P Target Date To 2050 Index	4.94	—	8.25	–6.38	4.14
S&P Target Date To 2045 Index	4.64	—	7.86	–6.39	3.97
S&P Target Date To 2040 Index	4.32	—	7.21	–6.44	3.43
S&P Target Date To 2035 Index	3.98	—	6.38	–6.39	3.00
S&P Target Date To 2030 Index	3.31	—	5.18	–6.27	2.36
S&P Target Date To 2025 Index	2.60	—	3.91	–6.07	1.81
S&P Target Date To Retirement Income Index	1.31	—	1.83	–6.30	0.85

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Returns for periods of less than one year are not annualized.

* The inception date of Putnam Retirement Advantage 2065 Fund.

Retirement Advantage Funds 13

Fund price and distribution information For the six-month period ended 2/28/23

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value	8/31/22	2/28/23
2065 Fund

Class A	1	$0.024	$0.436	—	$0.460	Before sales charge	$9.43	$9.30
						After sales charge	10.01	9.87
Class C	1	—	0.436	—	0.436	Net asset value	9.40	9.25
Class R	1	—	0.436	—	0.436	Net asset value	9.42	9.30
Class R3	1	0.001	0.436	—	0.437	Net asset value	9.44	9.32
Class R4	1	0.035	0.436	—	0.471	Net asset value	9.46	9.32
Class R5	1	0.040	0.436	—	0.476	Net asset value	9.47	9.33
Class R6	1	0.050	0.436	—	0.486	Net asset value	9.47	9.33
Class Y	1	0.040	0.436	—	0.476	Net asset value	9.46	9.33
2060 Fund

Class A	1	$0.027	$0.553	—	$0.580	Before sales charge	$9.48	$9.23
						After sales charge	10.06	9.79
Class C	1	—	0.553	—	0.553	Net asset value	9.44	9.17
Class R	1	—	0.553	—	0.553	Net asset value	9.46	9.21
Class R3	1	0.006	0.553	—	0.559	Net asset value	9.48	9.23
Class R4	1	0.036	0.553	—	0.589	Net asset value	9.49	9.23
Class R5	1	0.045	0.553	—	0.598	Net asset value	9.50	9.24
Class R6	1	0.055	0.553	—	0.608	Net asset value	9.51	9.24
Class Y	1	0.045	0.553	—	0.598	Net asset value	9.51	9.24
2055 Fund

Class A	1	$0.055	$0.767	—	$0.822	Before sales charge	$9.66	$9.14
						After sales charge	10.25	9.70
Class C	1	—	0.767	—	0.767	Net asset value	9.63	9.13
Class R	1	0.003	0.767	—	0.770	Net asset value	9.65	9.16
Class R3	1	0.028	0.767	—	0.795	Net asset value	9.67	9.17
Class R4	1	0.058	0.767	—	0.825	Net asset value	9.68	9.17
Class R5	1	0.068	0.767	—	0.835	Net asset value	9.69	9.17
Class R6	1	0.078	0.767	—	0.845	Net asset value	9.70	9.17
Class Y	1	0.068	0.767	—	0.835	Net asset value	9.69	9.17
2050 Fund

Class A	1	$0.074	$0.869	—	$0.943	Before sales charge	$9.54	$8.87
						After sales charge	10.12	9.41
Class C	1	—	0.869	—	0.869	Net asset value	9.50	8.87
Class R	1	0.018	0.869	—	0.887	Net asset value	9.52	8.89
Class R3	1	0.043	0.869	—	0.912	Net asset value	9.54	8.89
Class R4	1	0.075	0.869	—	0.944	Net asset value	9.55	8.89
Class R5	1	0.082	0.869	—	0.951	Net asset value	9.56	8.90
Class R6	1	0.092	0.869	—	0.961	Net asset value	9.57	8.90
Class Y	1	0.083	0.869	—	0.952	Net asset value	9.56	8.90

14 Retirement Advantage Funds

Fund price and distribution information For the six-month period ended 2/28/23 cont.

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value	8/31/22	2/28/23
2045 Fund

Class A	1	$0.105	$0.919	—	$1.024	Before sales charge	$9.68	$8.91
						After sales charge	10.27	9.45
Class C	1	0.028	0.919	—	0.947	Net asset value	9.65	8.92
Class R	1	0.058	0.919	—	0.977	Net asset value	9.67	8.94
Class R3	1	0.083	0.919	—	1.002	Net asset value	9.69	8.94
Class R4	1	0.116	0.919	—	1.035	Net asset value	9.71	8.93
Class R5	1	0.123	0.919	—	1.042	Net asset value	9.72	8.94
Class R6	1	0.134	0.919	—	1.053	Net asset value	9.72	8.94
Class Y	1	0.123	0.919	—	1.042	Net asset value	9.71	8.94
2040 Fund

Class A	1	$0.104	$0.971	—	$1.075	Before sales charge	$9.66	$8.81
						After sales charge	10.25	9.35
Class C	1	0.029	0.971	—	1.000	Net asset value	9.62	8.81
Class R	1	0.057	0.971	—	1.028	Net asset value	9.64	8.82
Class R3	1	0.082	0.971	—	1.053	Net asset value	9.66	8.82
Class R4	1	0.114	0.971	—	1.085	Net asset value	9.67	8.81
Class R5	1	0.122	0.971	—	1.093	Net asset value	9.68	8.82
Class R6	1	0.132	0.971	—	1.103	Net asset value	9.69	8.83
Class Y	1	0.122	0.971	—	1.093	Net asset value	9.68	8.82
2035 Fund

Class A	1	$0.038	$0.693	—	$0.731	Before sales charge	$9.54	$8.98
						After sales charge	10.12	9.53
Class C	1	—	0.693	—	0.693	Net asset value	9.51	8.95
Class R	1	—	0.693	—	0.693	Net asset value	9.53	8.99
Class R3	1	0.016	0.693	—	0.709	Net asset value	9.54	9.00
Class R4	1	0.047	0.693	—	0.740	Net asset value	9.56	8.99
Class R5	1	0.055	0.693	—	0.748	Net asset value	9.57	9.00
Class R6	1	0.065	0.693	—	0.758	Net asset value	9.58	9.00
Class Y	1	0.055	0.693	—	0.748	Net asset value	9.57	9.00
2030 Fund

Class A	1	$0.136	$0.518	—	$0.654	Before sales charge	$9.53	$8.96
						After sales charge	10.11	9.51
Class C	1	0.075	0.518	—	0.593	Net asset value	9.45	8.90
Class R	1	0.089	0.518	—	0.607	Net asset value	9.53	8.98
Class R3	1	0.113	0.518	—	0.631	Net asset value	9.54	8.99
Class R4	1	0.144	0.518	—	0.662	Net asset value	9.56	8.98
Class R5	1	0.152	0.518	—	0.670	Net asset value	9.57	8.99
Class R6	1	0.162	0.518	—	0.680	Net asset value	9.57	8.99
Class Y	1	0.153	0.518	—	0.671	Net asset value	9.57	8.99

Retirement Advantage Funds 15

Fund price and distribution information For the six-month period ended 2/28/23 cont.

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value	8/31/22	2/28/23
2025 Fund

Class A	1	$0.036	$0.139	—	$0.175	Before sales charge	$9.38	$9.23
						After sales charge	9.95	9.79
Class C	1	—	0.139	—	0.139	Net asset value	9.34	9.18
Class R	1	0.009	0.139	—	0.148	Net asset value	9.38	9.23
Class R3	1	0.032	0.139	—	0.171	Net asset value	9.40	9.24
Class R4	1	0.064	0.139	—	0.203	Net asset value	9.41	9.23
Class R5	1	0.071	0.139	—	0.210	Net asset value	9.42	9.24
Class R6	1	0.081	0.139	—	0.220	Net asset value	9.42	9.24
Class Y	1	0.071	0.139	—	0.210	Net asset value	9.42	9.24
Maturity Fund

Class A	4	$0.020	$0.087	—	$0.107	Before sales charge	$9.50	$9.45
						After sales charge	9.90	9.84
Class C	1	0.010	0.087	—	0.097	Net asset value	9.37	9.30
Class R	1	0.013	0.087	—	0.100	Net asset value	9.43	9.37
Class R3	2	0.016	0.087	—	0.103	Net asset value	9.47	9.42
Class R4	4	0.024	0.087	—	0.111	Net asset value	9.51	9.46
Class R5	4	0.028	0.087	—	0.115	Net asset value	9.53	9.49
Class R6	4	0.031	0.087	—	0.118	Net asset value	9.56	9.51
Class Y	4	0.028	0.087	—	0.115	Net asset value	9.53	9.49

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares for all funds except Retirement Advantage Maturity Fund, for which the rate is 4.00% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

16 Retirement Advantage Funds

Fund performance for the most recent calendar quarter
Total return for periods ended 3/31/23

	Life of fund	1 year	6 months
2065 Fund
Class A (12/30/20)
Before sales charge	2.73%	–6.65%	16.42%
After sales charge	0.07	–12.02	9.72
Class C (12/30/20)
Before CDSC	1.95	–7.37	15.95
After CDSC	1.95	–8.25	14.95
Class R (12/30/20)
Net asset value	2.33	–6.99	16.13
Class R3 (12/30/20)
Net asset value	2.58	–6.78	16.36
Class R4 (12/30/20)
Net asset value	2.85	–6.53	16.52
Class R5 (12/30/20)
Net asset value	2.99	–6.47	16.57
Class R6 (12/30/20)
Net asset value	3.08	–6.37	16.56
Class Y (12/30/20)
Net asset value	3.00	–6.38	16.57

	Life of fund	3 years	1 year	6 months
2060 Fund
Class A (9/1/20)
Before sales charge	6.62%	15.93%	–6.73%	16.19%
After sales charge	4.70	13.67	–12.09	9.51
Class C (9/1/20)
Before CDSC	5.83	15.05	–7.39	15.68
After CDSC	5.83	15.05	–8.26	14.68
Class R (9/1/20)
Net asset value	6.20	15.46	–7.00	16.01
Class R3 (9/1/20)
Net asset value	6.46	15.73	–6.84	16.04
Class R4 (9/1/20)
Net asset value	6.70	16.02	–6.62	16.29
Class R5 (9/1/20)
Net asset value	6.85	16.21	–6.44	16.25
Class R6 (12/31/19)
Net asset value	6.97	16.31	–6.34	16.37
Class Y (9/1/20)
Net asset value	6.85	16.22	–6.44	16.25

Retirement Advantage Funds 17

Fund performance for the most recent calendar quarter
Total return for periods ended 3/31/23 cont.

	Life of fund	3 years	1 year	6 months
2055 Fund
Class A (9/1/20)
Before sales charge	6.30%	15.32%	–6.74%	15.45%
After sales charge	4.38	13.06	–12.10	8.81
Class C (9/1/20)
Before CDSC	5.53	14.46	–7.39	15.06
After CDSC	5.53	14.46	–8.24	14.06
Class R (9/1/20)
Net asset value	5.88	14.84	–7.06	15.31
Class R3 (9/1/20)
Net asset value	6.13	15.11	–6.90	15.35
Class R4 (9/1/20)
Net asset value	6.37	15.40	–6.61	15.45
Class R5 (9/1/20)
Net asset value	6.53	15.60	–6.50	15.56
Class R6 (12/31/19)
Net asset value	6.64	15.69	–6.40	15.68
Class Y (9/1/20)
Net asset value	6.53	15.60	–6.50	15.56

	Life of fund	3 years	1 year	6 months
2050 Fund
Class A (9/1/20)
Before sales charge	5.87%	14.33%	–6.72%	14.51%
After sales charge	3.95	12.09	–12.08	7.92
Class C (9/1/20)
Before CDSC	5.07	13.44	–7.49	14.11
After CDSC	5.07	13.44	–8.33	13.11
Class R (9/1/20)
Net asset value	5.44	13.85	–7.10	14.30
Class R3 (9/1/20)
Net asset value	5.69	14.12	–6.94	14.47
Class R4 (9/1/20)
Net asset value	5.94	14.41	–6.70	14.61
Class R5 (9/1/20)
Net asset value	6.09	14.60	–6.54	14.68
Class R6 (12/31/19)
Net asset value	6.20	14.69	–6.44	14.67
Class Y (9/1/20)
Net asset value	6.09	14.60	–6.53	14.69

18 Retirement Advantage Funds

Fund performance for the most recent calendar quarter
Total return for periods ended 3/31/23 cont.

	Life of fund	3 years	1 year	6 months
2045 Fund
Class A (9/1/20)
Before sales charge	5.37%	13.33%	–6.74%	13.56%
After sales charge	3.47	11.11	–12.10	7.03
Class C (9/1/20)
Before CDSC	4.59	12.47	–7.41	13.14
After CDSC	4.59	12.47	–8.25	12.14
Class R (9/1/20)
Net asset value	4.95	12.86	–7.10	13.35
Class R3 (9/1/20)
Net asset value	5.20	13.12	–6.86	13.52
Class R4 (9/1/20)
Net asset value	5.45	13.42	–6.61	13.67
Class R5 (9/1/20)
Net asset value	5.60	13.60	–6.54	13.74
Class R6 (12/31/19)
Net asset value	5.71	13.69	–6.43	13.74
Class Y (9/1/20)
Net asset value	5.60	13.60	–6.45	13.74

	Life of fund	3 years	1 year	6 months
2040 Fund
Class A (9/1/20)
Before sales charge	5.05%	12.41%	–6.51%	12.77%
After sales charge	3.15	10.21	–11.88	6.29
Class C (9/1/20)
Before CDSC	4.26	11.54	–7.18	12.25
After CDSC	4.26	11.54	–8.02	11.25
Class R (9/1/20)
Net asset value	4.60	11.90	–6.89	12.46
Class R3 (9/1/20)
Net asset value	4.88	12.20	–6.63	12.62
Class R4 (9/1/20)
Net asset value	5.09	12.45	–6.50	12.64
Class R5 (9/1/20)
Net asset value	5.24	12.64	–6.33	12.72
Class R6 (12/31/19)
Net asset value	5.38	12.77	–6.21	12.96
Class Y (9/1/20)
Net asset value	5.24	12.64	–6.33	12.72

Retirement Advantage Funds 19

Fund performance for the most recent calendar quarter
Total return for periods ended 3/31/23 cont.

	Life of fund	3 years	1 year	6 months
2035 Fund
Class A (9/1/20)
Before sales charge	4.38%	10.66%	–6.34%	11.21%
After sales charge	2.50	8.50	–11.73	4.82
Class C (9/1/20)
Before CDSC	3.61	9.83	–7.03	10.67
After CDSC	3.61	9.83	–7.89	9.67
Class R (9/1/20)
Net asset value	3.98	10.22	–6.64	10.99
Class R3 (9/1/20)
Net asset value	4.23	10.48	–6.47	11.04
Class R4 (9/1/20)
Net asset value	4.47	10.77	–6.15	11.29
Class R5 (9/1/20)
Net asset value	4.63	10.95	–6.06	11.38
Class R6 (12/31/19)
Net asset value	4.74	11.04	–5.96	11.37
Class Y (9/1/20)
Net asset value	4.60	10.91	–6.16	11.26

	Life of fund	3 years	1 year	6 months
2030 Fund
Class A (9/1/20)
Before sales charge	3.29%	8.23%	–6.20%	9.17%
After sales charge	1.42	6.11	–11.60	2.89
Class C (9/1/20)
Before CDSC	2.53	7.43	–6.86	8.75
After CDSC	2.53	7.43	–7.74	7.75
Class R (9/1/20)
Net asset value	2.90	7.81	–6.48	9.08
Class R3 (9/1/20)
Net asset value	3.14	8.06	–6.33	9.11
Class R4 (9/1/20)
Net asset value	3.38	8.33	–6.02	9.23
Class R5 (9/1/20)
Net asset value	3.53	8.51	–5.92	9.32
Class R6 (12/31/19)
Net asset value	3.64	8.60	–5.82	9.44
Class Y (9/1/20)
Net asset value	3.54	8.52	–5.91	9.33

20 Retirement Advantage Funds

Fund performance for the most recent calendar quarter
Total return for periods ended 3/31/23 cont.

	Life of fund	3 years	1 year	6 months
2025 Fund
Class A (9/1/20)
Before sales charge	1.34%	4.12%	–5.71%	7.31%
After sales charge	–0.49	2.09	–11.13	1.14
Class C (9/1/20)
Before CDSC	0.60	3.36	–6.48	6.93
After CDSC	0.60	3.36	–7.40	5.93
Class R (9/1/20)
Net asset value	0.93	3.69	–6.17	7.11
Class R3 (9/1/20)
Net asset value	1.19	3.95	–5.84	7.25
Class R4 (9/1/20)
Net asset value	1.40	4.19	–5.70	7.39
Class R5 (9/1/20)
Net asset value	1.58	4.39	–5.43	7.46
Class R6 (12/31/19)
Net asset value	1.66	4.44	–5.43	7.46
Class Y (9/1/20)
Net asset value	1.58	4.39	–5.43	7.46

	Life of fund	3 years	1 year	6 months
Maturity Fund
Class A (9/1/20)
Before sales charge	0.82%	2.95%	–5.37%	7.06%
After sales charge	–1.00	0.94	–10.81	0.91
Class C (9/1/20)
Before CDSC	0.09	2.20	–6.07	6.64
After CDSC	0.09	2.20	–7.00	5.64
Class R (9/1/20)
Net asset value	0.41	2.53	–5.79	6.89
Class R3 (9/1/20)
Net asset value	0.67	2.79	–5.52	7.03
Class R4 (9/1/20)
Net asset value	0.91	3.05	–5.21	7.22
Class R5 (9/1/20)
Net asset value	1.03	3.18	–5.15	7.15
Class R6 (12/31/19)
Net asset value	1.18	3.32	–5.00	7.29
Class Y (9/1/20)
Net asset value	1.03	3.18	–5.15	7.15

See the discussion following the fund performance table on page 13 for information about the calculation of fund performance.

Returns for periods of less than one year are not annualized.

Retirement Advantage Funds 21

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Net expenses for the fiscal year
ended 8/31/22*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/22†	41.66%	42.41%	42.06%	41.81%	41.56%	41.41%	41.31%	41.41%
Annualized expense ratio for the
six-month period ended 2/28/23#	0.17%	0.92%	0.57%	0.32%	0.07%	–0.08%	–0.18%	–0.08%
2060 Fund
Net expenses for the fiscal year
ended 8/31/22*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/22†	8.55%	9.30%	8.95%	8.70%	8.45%	8.30%	8.20%	8.30%
Annualized expense ratio for the
six-month period ended 2/28/23#	0.17%	0.92%	0.57%	0.32%	0.07%	–0.08%	–0.18%	–0.08%
2055 Fund
Net expenses for the fiscal year
ended 8/31/22*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/22†	4.33%	5.08%	4.73%	4.48%	4.23%	4.08%	3.98%	4.08%
Annualized expense ratio for the
six-month period ended 2/28/23#	0.16%	0.91%	0.56%	0.31%	0.06%	–0.09%	–0.19%	–0.09%
2050 Fund
Net expenses for the fiscal year
ended 8/31/22*	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/22	3.47%	4.22%	3.87%	3.62%	3.37%	3.22%	3.12%	3.22%
Annualized expense ratio for the
six-month period ended 2/28/23#	0.15%	0.90%	0.55%	0.30%	0.05%	–0.10%	–0.20%	–0.10%
2045 Fund
Net expenses for the fiscal year
ended 8/31/22*	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/22	2.62%	3.37%	3.02%	2.77%	2.52%	2.37%	2.27%	2.37%
Annualized expense ratio for the
six-month period ended 2/28/23#	0.15%	0.90%	0.55%	0.30%	0.05%	–0.10%	–0.20%	–0.10%

22 Retirement Advantage Funds

Expense ratios cont.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2040 Fund
Net expenses for the fiscal year
ended 8/31/22*	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/22	2.67%	3.42%	3.07%	2.82%	2.57%	2.42%	2.32%	2.42%
Annualized expense ratio for the
six-month period ended 2/28/23#	0.18%	0.93%	0.58%	0.33%	0.08%	–0.07%	–0.17%	–0.07%
2035 Fund
Net expenses for the fiscal year
ended 8/31/22*	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/22	2.18%	2.93%	2.58%	2.33%	2.08%	1.93%	1.83%	1.93%
Annualized expense ratio for the
six-month period ended 2/28/23#	0.22%	0.97%	0.62%	0.37%	0.12%	–0.03%	–0.13%	–0.03%
2030 Fund
Net expenses for the fiscal year
ended 8/31/22*	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/22	2.15%	2.90%	2.55%	2.30%	2.05%	1.90%	1.80%	1.90%
Annualized expense ratio for the
six-month period ended 2/28/23#	0.25%	1.00%	0.65%	0.40%	0.15%	0.00%	–0.10%	0.00%
2025 Fund
Net expenses for the fiscal year
ended 8/31/22*	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/22	2.03%	2.78%	2.43%	2.18%	1.93%	1.78%	1.68%	1.78%
Annualized expense ratio for the
six-month period ended 2/28/23#	0.29%	1.04%	0.69%	0.44%	0.19%	0.04%	–0.06%	0.04%
Maturity Fund
Net expenses for the fiscal year
ended 8/31/22*	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/22	1.83%	2.58%	2.23%	1.98%	1.73%	1.58%	1.48%	1.58%
Annualized expense ratio for the
six-month period ended 2/28/23#	0.41%	1.16%	0.81%	0.56%	0.31%	0.16%	0.06%	0.16%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios.

2065 Fund	0.61%
2060 Fund	0.62%
2055 Fund	0.62%
2050 Fund	0.63%
2045 Fund	0.63%
2040 Fund	0.60%
2035 Fund	0.56%
2030 Fund	0.51%
2025 Fund	0.39%
Maturity Fund	0.22%

* Reflects Putnam Management’s decision to contractually limit expenses through 12/30/25.

† Restated to reflect current fees.

# Excludes the expense ratio of the underlying Putnam mutual funds.

Retirement Advantage Funds 23

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from 9/1/22 to 2/28/23. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$0.86	$4.64	$2.88	$1.62	$0.35	$(0.40)	$(0.91)	$(0.40)
Ending value (after expenses)	$1,037.40	$1,032.70	$1,035.80	$1,035.90	$1,037.50	$1,038.00	$1,039.10	$1,039.10
2060 Fund
Expenses paid per $1,000*†	$0.86	$4.64	$2.88	$1.62	$0.35	$(0.40)	$(0.91)	$(0.40)
Ending value (after expenses)	$1,037.90	$1,032.80	$1,034.90	$1,035.50	$1,037.80	$1,038.70	$1,038.70	$1,037.60
2055 Fund
Expenses paid per $1,000*†	$0.81	$4.58	$2.82	$1.56	$0.30	$(0.45)	$(0.96)	$(0.45)
Ending value (after expenses)	$1,035.20	$1,031.30	$1,032.70	$1,034.40	$1,036.50	$1,036.50	$1,036.60	$1,036.50
2050 Fund
Expenses paid per $1,000*†	$0.76	$4.53	$2.77	$1.51	$0.25	$(0.50)	$(1.01)	$(0.50)
Ending value (after expenses)	$1,032.90	$1,028.90	$1,030.90	$1,031.50	$1,034.00	$1,034.80	$1,034.80	$1,034.90
2045 Fund
Expenses paid per $1,000*†	$0.76	$4.52	$2.77	$1.51	$0.25	$(0.50)	$(1.01)	$(0.50)
Ending value (after expenses)	$1,030.30	$1,026.30	$1,029.50	$1,030.10	$1,030.50	$1,031.20	$1,032.40	$1,032.30
2040 Fund
Expenses paid per $1,000*†	$0.90	$4.67	$2.91	$1.66	$0.40	$(0.35)	$(0.86)	$(0.35)
Ending value (after expenses)	$1,027.40	$1,023.40	$1,025.50	$1,026.00	$1,027.40	$1,028.20	$1,029.40	$1,028.20
2035 Fund
Expenses paid per $1,000*†	$1.10	$4.85	$3.10	$1.85	$0.60	$(0.15)	$(0.65)	$(0.15)
Ending value (after expenses)	$1,020.50	$1,016.30	$1,018.40	$1,020.10	$1,020.30	$1,021.20	$1,021.20	$1,021.20
2030 Fund
Expenses paid per $1,000*†	$1.25	$4.97	$3.24	$1.99	$0.75	$—	$(0.50)	$—
Ending value (after expenses)	$1,010.60	$1,006.10	$1,007.60	$1,010.20	$1,010.30	$1,011.20	$1,012.30	$1,011.30
2025 Fund
Expenses paid per $1,000*†	$1.44	$5.15	$3.42	$2.18	$0.94	$0.20	$(0.30)	$0.20
Ending value (after expenses)	$1,003.00	$998.00	$1,000.10	$1,001.50	$1,002.80	$1,003.60	$1,004.70	$1,003.60
Maturity Fund
Expenses paid per $1,000*†	$2.04	$5.76	$4.03	$2.79	$1.54	$0.80	$0.30	$0.80
Ending value (after expenses)	$1,006.20	$1,003.10	$1,004.40	$1,005.80	$1,006.60	$1,008.10	$1,007.40	$1,008.10

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the period from 2/28/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365).

24 Retirement Advantage Funds

Estimate the expenses you paid

To estimate the expenses you paid for the six months ended 2/28/23, use the following calculation method. To find the value of your investment on 9/1/22, call Putnam at 1-800-225-1581.

Retirement Advantage Funds 25

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the Retirement Advantage Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$0.85	$4.61	$2.86	$1.61	$0.35	$(0.40)	$(0.90)	$(0.40)
Ending value (after expenses)	$1,023.95	$1,020.23	$1,021.97	$1,023.21	$1,024.45	$1,025.19	$1,025.69	$1,025.19
2060 Fund
Expenses paid per $1,000*†	$0.85	$4.61	$2.86	$1.61	$0.35	$(0.40)	$(0.90)	$(0.40)
Ending value (after expenses)	$1,023.95	$1,020.23	$1,021.97	$1,023.21	$1,024.45	$1,025.19	$1,025.69	$1,025.19
2055 Fund
Expenses paid per $1,000*†	$0.80	$4.56	$2.81	$1.56	$0.30	$(0.45)	$(0.95)	$(0.45)
Ending value (after expenses)	$1,024.00	$1,020.28	$1,022.02	$1,023.26	$1,024.50	$1,025.24	$1,025.74	$1,025.24
2050 Fund
Expenses paid per $1,000*†	$0.75	$4.51	$2.76	$1.51	$0.25	$(0.50)	$(1.00)	$(0.50)
Ending value (after expenses)	$1,024.05	$1,020.33	$1,022.07	$1,023.31	$1,024.55	$1,025.29	$1,025.79	$1,025.29
2045 Fund
Expenses paid per $1,000*†	$0.75	$4.51	$2.76	$1.51	$0.25	$(0.50)	$(1.00)	$(0.50)
Ending value (after expenses)	$1,024.05	$1,020.33	$1,022.07	$1,023.31	$1,024.55	$1,025.29	$1,025.79	$1,025.29
2040 Fund
Expenses paid per $1,000*†	$0.90	$4.66	$2.91	$1.66	$0.40	$(0.35)	$(0.85)	$(0.35)
Ending value (after expenses)	$1,023.90	$1,020.18	$1,021.92	$1,023.16	$1,024.40	$1,025.14	$1,025.64	$1,025.14
2035 Fund
Expenses paid per $1,000*†	$1.10	$4.86	$3.11	$1.86	$0.60	$(0.15)	$(0.65)	$(0.15)
Ending value (after expenses)	$1,023.70	$1,019.98	$1,021.72	$1,022.96	$1,024.20	$1,024.94	$1,025.44	$1,024.94
2030 Fund
Expenses paid per $1,000*†	$1.25	$5.01	$3.26	$2.01	$0.75	$—	$(0.50)	$—
Ending value (after expenses)	$1,023.55	$1,019.84	$1,021.57	$1,022.81	$1,024.05	$1,024.79	$1,025.29	$1,024.79
2025 Fund
Expenses paid per $1,000*†	$1.45	$5.21	$3.46	$2.21	$0.95	$0.20	$(0.30)	$0.20
Ending value (after expenses)	$1,023.36	$1,019.64	$1,021.37	$1,022.61	$1,023.85	$1,024.60	$1,025.09	$1,024.60
Maturity Fund
Expenses paid per $1,000*†	$2.06	$5.81	$4.06	$2.81	$1.56	$0.80	$0.30	$0.80
Ending value (after expenses)	$1,022.76	$1,019.04	$1,020.78	$1,022.02	$1,023.26	$1,024.00	$1,024.50	$1,024.00

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the period from 2/28/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365).

26 Retirement Advantage Funds

Consider these risks before investing

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

Our allocation of assets among permitted asset categories may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, asset class, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings.

Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. International investing involves currency, economic, and political risks. Emerging market securities carry illiquidity and volatility risks. REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Convertible securities’ prices may be adversely affected by underlying common stock price changes. While convertible securities tend to provide higher yields than common stocks, the higher yield may not protect against the risk of loss or mitigate any loss associated with a convertible security’s price decline. Convertible securities are subject to credit risk. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. There is no guarantee that the funds will provide adequate income at and through an investor’s retirement.

Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the underlying funds may not perform as well as other securities that we do not select for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could have a negative effect on the underlying funds. You can lose money by investing in the funds.

Retirement Advantage Funds 27

Terms and definitions

Important terms

Total return shows how the value of each fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions. They are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares (4.00% for class A shares of Putnam Retirement Advantage Maturity Fund).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class C shares and assumes redemption at the end of the period. Your fund’s class C shares CDSC is 1% for one year after purchase that is eliminated thereafter.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R3 shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R4 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R5 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed income securities.

ICE BofA (Intercontinental Exchange Bank of America) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE Index (ND) is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

S&P 500® Index is an unmanaged index of common stock performance.

28 Retirement Advantage Funds

S&P Target Date To Index Series is designed to represent a small, style-specific derived consensus of asset class exposure and glide path for a specified list of target retirement dates.

S&P Target Date To Retirement Income Index is designed to represent a market consensus of asset class exposure and glide path across the universe of “to” target date fund managers.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

BLOOMBERG®  is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Retirement Advantage Funds 29

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of February 28, 2023, Putnam employees had approximately $450,000,000 and the Trustees had approximately $63,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

30 Retirement Advantage Funds

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the funds’ financial statements.

The funds’ portfolios list all the funds’ investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Retirement Advantage Funds 31

The funds’ portfolios 2/28/23 (Unaudited)

2065 Fund	Shares	Value
Asset Allocation Funds (99.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	19,350	$207,045
Putnam Dynamic Asset Allocation Growth Fund Class P †††	3,429	56,514
Total Asset Allocation Funds (cost $310,654)		$263,559

Fixed Income Funds (0.5%)*
Putnam Short Term Investment Fund Class G †††	1,238	$1,238
Total Fixed Income Funds (cost $1,238)		$1,238

TOTAL INVESTMENTS
Total Investments (cost $311,892)		$264,797

* Percentages indicated are based on net assets of $264,752.

2060 Fund	Shares	Value
Asset Allocation Funds (99.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	112,865	$1,207,654
Putnam Dynamic Asset Allocation Growth Fund Class P †††	29,892	492,621
Total Asset Allocation Funds (cost $2,051,926)		$1,700,275

Fixed Income Funds (0.5%)*
Putnam Short Term Investment Fund Class G †††	8,524	$8,524
Total Fixed Income Funds (cost $8,524)		$8,524

TOTAL INVESTMENTS
Total Investments (cost $2,060,450)		$1,708,799

* Percentages indicated are based on net assets of $1,709,125.

2055 Fund	Shares	Value
Asset Allocation Funds (99.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	169,621	$1,814,944
Putnam Dynamic Asset Allocation Growth Fund Class P †††	111,959	1,845,088
Total Asset Allocation Funds (cost $4,364,206)		$3,660,032

Fixed Income Funds (0.5%)*
Putnam Short Term Investment Fund Class G †††	18,637	$18,637
Total Fixed Income Funds (cost $18,637)		$18,637

TOTAL INVESTMENTS
Total Investments (cost $4,382,843)		$3,678,669

* Percentages indicated are based on net assets of $3,679,581.

32 Retirement Advantage Funds

The funds’ portfolios 2/28/23 (Unaudited) cont.

2050 Fund	Shares	Value
Asset Allocation Funds (99.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	113,881	$1,218,524
Putnam Dynamic Asset Allocation Growth Fund Class P †††	234,591	3,866,058
Total Asset Allocation Funds (cost $5,896,954)		$5,084,582

Fixed Income Funds (0.5%)*
Putnam Short Term Investment Fund Class G †††	26,146	$26,146
Total Fixed Income Funds (cost $26,146)		$26,146

TOTAL INVESTMENTS
Total Investments (cost $5,923,100)		$5,110,728

* Percentages indicated are based on net assets of $5,112,096.

2045 Fund	Shares	Value
Asset Allocation Funds (98.2%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	24,891	$266,334
Putnam Dynamic Asset Allocation Growth Fund Class P †††	543,198	8,951,897
Total Asset Allocation Funds (cost $10,449,889)		$9,218,231

Fixed Income Funds (1.8%)*
Putnam Short Term Investment Fund Class G †††	166,871	$166,871
Total Fixed Income Funds (cost $166,871)		$166,871

TOTAL INVESTMENTS
Total Investments (cost $10,616,760)		$9,385,102

* Percentages indicated are based on net assets of $9,387,604.

2040 Fund	Shares	Value
Asset Allocation Funds (97.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	170,949	$2,365,930
Putnam Dynamic Asset Allocation Growth Fund Class P †††	370,764	6,110,195
Total Asset Allocation Funds (cost $9,478,545)		$8,476,125

Fixed Income Funds (3.0%)*
Putnam Short Term Investment Fund Class G †††	257,823	$257,823
Total Fixed Income Funds (cost $257,823)		$257,823

TOTAL INVESTMENTS
Total Investments (cost $9,736,368)		$8,733,948

* Percentages indicated are based on net assets of $8,736,045.

Retirement Advantage Funds 33

The funds’ portfolios 2/28/23 (Unaudited) cont.

2035 Fund	Shares	Value
Asset Allocation Funds (96.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	866,184	$11,987,981
Putnam Dynamic Asset Allocation Growth Fund Class P †††	182,948	3,014,987
Total Asset Allocation Funds (cost $16,986,501)		$15,002,968

Fixed Income Funds (3.9%)*
Putnam Short Term Investment Fund Class G †††	615,451	$615,451
Total Fixed Income Funds (cost $615,451)		$615,451

TOTAL INVESTMENTS
Total Investments (cost $17,601,952)		$15,618,419

* Percentages indicated are based on net assets of $15,620,926.

2030 Fund	Shares	Value
Multi-Asset Income Funds (10.6%)*
Putnam Multi-Asset Income Fund Class P †††	152,277	$1,449,676
Total Multi-Asset Income Funds (cost $1,563,740)		$1,449,676

Asset Allocation Funds (84.2%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	571,568	$7,910,496
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	377,024	3,593,040
Total Asset Allocation Funds (cost $13,220,594)		$11,503,536

Fixed Income Funds (5.1%)*
Putnam Short Term Investment Fund Class G †††	703,157	$703,157
Total Fixed Income Funds (cost $703,157)		$703,157

TOTAL INVESTMENTS
Total Investments (cost $15,487,491)		$13,656,369

* Percentages indicated are based on net assets of $13,657,861.

2025 Fund	Shares	Value
Multi-Asset Income Funds (37.5%)*
Putnam Multi-Asset Income Fund Class P †††	500,806	$4,767,676
Total Multi-Asset Income Funds (cost $5,149,605)		$4,767,676

Asset Allocation Funds (56.6%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	76,443	$1,057,973
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	644,898	6,145,874
Total Asset Allocation Funds (cost $8,388,853)		$7,203,847

Fixed Income Funds (6.0%)*
Putnam Short Term Investment Fund Class G †††	757,597	$757,597
Total Fixed Income Funds (cost $757,597)		$757,597

TOTAL INVESTMENTS
Total Investments (cost $14,296,055)		$12,729,120

* Percentages indicated are based on net assets of $12,729,300.

34 Retirement Advantage Funds

The funds’ portfolios 2/28/23 (Unaudited) cont.

Maturity Fund	Shares	Value
Multi-Asset Income Funds (94.1%)*
Putnam Multi-Asset Income Fund Class P †††	1,279,084	$12,176,876
Total Multi-Asset Income Funds (cost $13,540,629)		$12,176,876

Fixed Income Funds (5.9%)*
Putnam Short Term Investment Fund Class G †††	770,213	$770,213
Total Fixed Income Funds (cost $770,213)		$770,213

TOTAL INVESTMENTS
Total Investments (cost $14,310,842)		$12,947,089

* Percentages indicated are based on net assets of $12,945,308.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from September 1, 2022 through February 28, 2023 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

††† Affiliated Company (Note 5).

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3	Total
2065 Fund	$56,514	$208,283	$—	$264,797
2060 Fund	492,621	1,216,178	—	1,708,799
2055 Fund	1,845,088	1,833,581	—	3,678,669
2050 Fund	3,866,058	1,244,670	—	5,110,728
2045 Fund	8,951,897	433,205	—	9,385,102
2040 Fund	8,476,125	257,823	—	8,733,948
2035 Fund	15,002,968	615,451	—	15,618,419
2030 Fund	12,953,212	703,157	—	13,656,369
2025 Fund	11,971,523	757,597	—	12,729,120
Maturity Fund	12,176,876	770,213	—	12,947,089

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 35

Statement of assets and liabilities 2/28/23 (Unaudited)

ASSETS	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$264,797	$1,708,799	$3,678,669	$5,110,728	$9,385,102
Cash	—	74	58	38	118
Receivable for income distributions
from underlying Putnam Fund shares	3	30	66	92	592
Receivable for shares of the fund sold	—	2,772	4,800	4,762	11,593
Receivable for investments sold	30	—	—	—	—
Receivable from Manager (Note 2)	2,548	4,978	8,579	11,367	19,256
Total assets	267,378	1,716,653	3,692,172	5,126,987	9,416,661

LIABILITIES
Payable for investments purchased	34	2,802	4,867	4,855	12,189
Payable for investor servicing
fees (Note 2)	52	121	213	281	514
Payable for distribution fees (Note 2)	58	97	113	128	229
Payable for reports to shareholders	2,193	2,408	2,819	3,270	4,311
Payable for auditing and tax fee	249	1,917	4,433	6,169	11,499
Other accrued expenses	40	183	146	188	315
Total liabilities	2,626	7,528	12,591	14,891	29,057

Net assets	$264,752	$1,709,125	$3,679,581	$5,112,096	$9,387,604

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$286,589	$1,861,148	$4,079,295	$5,757,124	$10,625,952
Total distributable earnings (Note 1)	(21,837)	(152,023)	(399,714)	(645,028)	(1,238,348)
Total — Representing net assets
applicable to capital outstanding	$264,752	$1,709,125	$3,679,581	$5,112,096	$9,387,604

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class A
Net Assets	$116,581	$168,272	$191,349	$248,837	$447,799
Number of shares outstanding	12,532	18,240	20,925	28,067	50,241
Net asset value and redemption price	$9.30	$9.23	$9.14	$8.87	$8.91
Offering price per class A share
(100/94.25 of Class A net asset value)*	$9.87	$9.79	$9.70	$9.41	$9.45
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	N/A

(Continued on next page)

36 Retirement Advantage Funds

Statement of assets and liabilities 2/28/23 (Unaudited) cont.

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE cont.	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value and offering price Class C
Net Assets	$14,671	$11,389	$13,752	$10,931	$22,923
Number of shares outstanding	1,586	1,242	1,506	1,233	2,570
Net asset value, offering price***	$9.25	$9.17	$9.13	$8.87	$8.92
Computation of net asset value, offering price and redemption price Class R
Net Assets	$10,274	$11,189	$11,123	$11,024	$10,927
Number of shares outstanding	1,105	1,215	1,214	1,240	1,223
Net asset value, offering price
and redemption price	$9.30	$9.21	$9.16	$8.89	$8.94†
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$10,330	$11,257	$11,191	$11,091	$10,993
Number of shares outstanding	1,108	1,219	1,221	1,247	1,230
Net asset value, offering price
and redemption price	$9.32	$9.23	$9.17	$8.89	$8.94
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$43,176	$22,594	$30,319	$35,176	$67,784
Number of shares outstanding	4,633	2,448	3,308	3,958	7,589
Net asset value, offering price
and redemption price	$9.32	$9.23	$9.17	$8.89	$8.93
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$10,420	$11,366	$11,299	$11,198	$11,100
Number of shares outstanding	1,117	1,230	1,232	1,259	1,241
Net asset value, offering price
and redemption price	$9.33	$9.24	$9.17	$8.90 †	$8.94
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$36,921	$1,457,853	$3,398,442	$4,771,664	$8,755,779
Number of shares outstanding	3,958	157,774	370,434	536,301	979,197
Net asset value, offering price
and redemption price	$9.33	$9.24	$9.17	$8.90	$8.94
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$22,379	$15,205	$12,106	$12,175	$60,299
Number of shares outstanding	2,399	1,645	1,320	1,369	6,744
Net asset value, offering price
and redemption price	$9.33	$9.24	$9.17	$8.90 †	$8.94
Cost of investments (Note 1)	$311,892	$2,060,450	$4,382,843	$5,923,100	$10,616,760

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 37

Statement of assets and liabilities 2/28/23 (Unaudited) cont.

ASSETS	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$8,733,948	$15,618,419	$13,656,369	$12,729,120	$12,947,089
Cash	54	69	63	159	42
Receivable for income distributions
from underlying Putnam Fund shares	919	2,170	2,506	2,715	2,777
Receivable for shares of the fund sold	12,111	202,883	4,576	2,024	3,845
Receivable for investments sold	963	74	724	102	7,370
Receivable from Manager (Note 2)	17,378	27,790	24,773	23,602	21,402
Total assets	8,765,373	15,851,405	13,689,011	12,757,722	12,982,525

LIABILITIES
Payable for shares of the
fund repurchased	963	74	724	102	7,370
Payable for investments purchased	13,036	205,069	7,101	4,759	6,641
Payable for investor servicing
fees (Note 2)	428	789	703	802	668
Payable for distribution fees (Note 2)	128	359	335	606	267
Payable for reports to shareholders	4,183	5,649	5,384	5,402	5,381
Payable for auditing and tax fee	10,263	18,063	16,568	16,580	16,766
Other accrued expenses	327	476	335	171	124
Total liabilities	29,328	230,479	31,150	28,422	37,217

Net assets	$8,736,045	$15,620,926	$13,657,861	$12,729,300	$12,945,308

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$9,839,842	$17,675,487	$15,801,719	$14,443,665	$14,486,635
Total distributable earnings (Note 1)	(1,103,797)	(2,054,561)	(2,143,858)	(1,714,365)	(1,541,327)
Total — Representing net assets
applicable to capital outstanding	$8,736,045	$15,620,926	$13,657,861	$12,729,300	$12,945,308

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class A
Net Assets	$224,950	$996,716	$583,862	$1,168,499	$583,839
Number of shares outstanding	25,539	111,007	65,189	126,638	61,786
Net asset value and redemption price	$8.81	$8.98	$8.96	$9.23	$9.45
Offering price per class A share
(100/94.25 of Class A net asset value)*	$9.35	$9.53	$9.51	$9.79	N/A
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	$9.84

(Continued on next page)

38 Retirement Advantage Funds

Statement of assets and liabilities 2/28/23 (Unaudited) cont.

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Computation of net asset value and offering price Class C
Net Assets	$22,361	$12,606	$65,023	$68,069	$9,494
Number of shares outstanding	2,539	1,409	7,302	7,412	1,021
Net asset value, offering price***	$8.81	$8.95	$8.90	$9.18	$9.30
Computation of net asset value, offering price and redemption price Class R
Net Assets	$10,824	$10,610	$10,270	$9,662	$9,574
Number of shares outstanding	1,228	1,181	1,143	1,046	1,022
Net asset value, offering price
and redemption price	$8.82†	$8.99 †	$8.98 †	$9.23†	$9.37
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$10,890	$10,675	$10,332	$9,721	$9,631
Number of shares outstanding	1,235	1,186	1,150	1,052	1,023
Net asset value, offering price
and redemption price	$8.82	$9.00	$8.99 †	$9.24	$9.42†
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$44,574	$25,754	$94,984	$93,320	$25,558
Number of shares outstanding	5,057	2,863	10,574	10,111	2,701
Net asset value, offering price
and redemption price	$8.81	$8.99 †	$8.98	$9.23	$9.46
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$10,996	$10,778	$10,433	$9,815	$9,724
Number of shares outstanding	1,246	1,197	1,160	1,062	1,025
Net asset value, offering price
and redemption price	$8.82†	$9.00	$8.99	$9.24	$9.49
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$8,400,454	$14,535,793	$12,870,859	$11,360,396	$12,274,141
Number of shares outstanding	951,781	1,614,332	1,431,502	1,229,695	1,290,301
Net asset value, offering price
and redemption price	$8.83	$9.00	$8.99	$9.24	$9.51
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$10,996	$17,994	$12,098	$9,818	$23,347
Number of shares outstanding	1,246	1,999	1,346	1,062	2,460
Net asset value, offering price
and redemption price	$8.82†	$9.00	$8.99	$9.24	$9.49
Cost of investments (Note 1)	$9,736,368	$17,601,952	$15,487,491	$14,296,055	$14,310,842

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 39

Statement of operations Six months ended 2/28/23 (Unaudited)

INVESTMENT INCOME	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Income distributions from underlying
Putnam Fund shares (Note 5)	$1,956	$15,895	$35,707	$49,611	$93,668

EXPENSES
Compensation of Manager (Note 2)	420	3,163	7,142	9,708	17,659
Investor servicing fees (Note 2)	142	321	591	763	1,440
Distribution fees (Note 2)	161	264	336	333	653
Blue sky expense	35,494	33,181	33,244	33,159	33,244
Auditing and tax fees	874	2,542	5,058	6,794	12,124
Other	877	1,309	1,605	1,872	2,644
Fees waived and reimbursed
by Manager (Note 2)	(37,852)	(41,663)	(50,564)	(56,637)	(75,198)
Total expenses	116	(883)	(2,588)	(4,008)	(7,434)

Net investment income	1,840	16,778	38,295	53,619	101,102

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam Fund
shares (Notes 1 and 3)	(2,156)	(9,479)	(20,781)	(39,052)	(93,961)
Capital gain distribution
from underlying Putnam Fund
shares (Note 5)	26,735	203,309	324,429	240,157	129,086
Total net realized gain	24,579	193,830	303,648	201,105	35,125
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam Fund shares	(19,089)	(146,552)	(211,779)	(80,370)	143,104
Total change in net
appreciation (depreciation)	(19,089)	(146,552)	(211,779)	(80,370)	143,104

Net gain on investments	5,490	47,278	91,869	120,735	178,229

Net increase in net assets resulting
from operations	$7,330	$64,056	$130,164	$174,354	$279,331

The accompanying notes are an integral part of these financial statements.

40 Retirement Advantage Funds

Statement of operations Six months ended 2/28/23 (Unaudited) cont.

INVESTMENT INCOME	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Income distributions from underlying
Putnam Fund shares (Note 5)	$79,736	$128,084	$115,500	$98,414	$38,123

EXPENSES
Compensation of Manager (Note 2)	15,385	26,396	23,570	22,971	22,599
Investor servicing fees (Note 2)	1,171	2,161	2,010	2,380	1,901
Distribution fees (Note 2)	372	1,055	949	1,907	685
Blue sky expense	33,344	33,644	33,294	33,944	33,279
Auditing and tax fees	10,888	18,688	17,193	19,580	16,766
Other	2,383	3,634	3,420	3,204	3,260
Fees waived and reimbursed
by Manager (Note 2)	(69,578)	(92,856)	(85,118)	(84,868)	(73,593)
Total expenses	(6,035)	(7,278)	(4,682)	(882)	4,897

Net investment income	85,771	135,362	120,182	99,296	33,226

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam Fund
shares (Notes 1 and 3)	(166,150)	(361,052)	(464,645)	(353,506)	(262,388)
Capital gain distribution
from underlying Putnam Fund
shares (Note 5)	138,685	463,393	467,488	382,337	156,253
Total net realized gain (loss)	(27,465)	102,341	2,843	28,831	(106,135)
Change in net unrealized
appreciation (depreciation) on:
Underlying Putnam Fund shares	187,787	63,146	14,195	(74,528)	182,975
Total change in net
appreciation (depreciation)	187,787	63,146	14,195	(74,528)	182,975

Net gain (loss) on investments	160,322	165,487	17,038	(45,697)	76,840

Net increase in net assets resulting
from operations	$246,093	$300,849	$137,220	$53,599	$110,066

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 41

Statement of changes in net assets

2065 Fund —
INCREASE IN NET ASSETS	Six months ended 2/28/23*	Year ended 8/31/22
Operations
Net investment income	$1,840	$1,058
Net realized gain of underlying Putnam fund shares	24,579	14,909
Net unrealized depreciation of underlying
Putnam fund shares	(19,089)	(44,688)
Net increase (decrease) in net assets resulting
from operations	7,330	(28,721)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(124)	(1,998)
Class C	—	(571)
Class R	—	(610)
Class R3	(1)	(638)
Class R4	(145)	(667)
Class R5	(42)	(684)
Class R6	(227)	(695)
Class Y	(91)	(1,510)
From net realized long-term gain on investments
Class A	(2,260)	—
Class C	(623)	—
Class R	(459)	—
Class R3	(460)	—
Class R4	(1,805)	—
Class R5	(462)	—
Class R6	(1,970)	—
Class Y	(994)	—
Increase from capital share transactions (Note 4)	92,232	92,462
Total increase in net assets	89,899	56,368

NET ASSETS
Beginning of period	174,853	118,485
End of period	$264,752	$174,853

* Unaudited

The accompanying notes are an integral part of these financial statements.

42 Retirement Advantage Funds

Statement of changes in net assets cont.

2060 Fund —
INCREASE IN NET ASSETS	Six months ended 2/28/23*	Year ended 8/31/22
Operations
Net investment income	$16,778	$11,858
Net realized gain of underlying Putnam fund shares	193,830	143,209
Net unrealized depreciation of underlying
Putnam fund shares	(146,552)	(345,042)
Net increase (decrease) in net assets resulting
from operations	64,056	(189,975)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(395)	(5,313)
Class C	—	(608)
Class R	—	(651)
Class R3	(7)	(681)
Class R4	(80)	(713)
Class R5	(52)	(732)
Class R6	(7,565)	(52,991)
Class Y	(69)	(937)
Net realized short-term gain on investments
Class A	—	(8,866)
Class C	—	(1,184)
Class R	—	(1,184)
Class R3	—	(1,185)
Class R4	—	(1,186)
Class R5	—	(1,186)
Class R6	—	(84,487)
Class Y	—	(1,520)
From net realized long-term gain on investments
Class A	(8,096)	(3,029)
Class C	(644)	(405)
Class R	(632)	(404)
Class R3	(634)	(405)
Class R4	(1,229)	(405)
Class R5	(637)	(405)
Class R6	(76,060)	(28,861)
Class Y	(848)	(519)
Increase from capital share transactions (Note 4)	496,945	732,815
Total increase in net assets	464,053	344,983

NET ASSETS
Beginning of period	1,245,072	900,089
End of period	$1,709,125	$1,245,072

* Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 43

Statement of changes in net assets cont.

2055 Fund —
INCREASE IN NET ASSETS	Six months ended 2/28/23*	Year ended 8/31/22
Operations
Net investment income	$38,295	$37,733
Net realized gain of underlying Putnam fund shares	303,648	401,234
Net unrealized depreciation of underlying
Putnam fund shares	(211,779)	(928,027)
Net increase (decrease) in net assets resulting
from operations	130,164	(489,060)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,026)	(3,095)
Class C	—	(612)
Class R	(3)	(654)
Class R3	(32)	(684)
Class R4	(172)	(716)
Class R5	(76)	(736)
Class R6	(25,574)	(158,759)
Class Y	(82)	(755)
Net realized short-term gain on investments
Class A	—	(1,572)
Class C	—	(364)
Class R	—	(366)
Class R3	—	(365)
Class R4	—	(365)
Class R5	—	(365)
Class R6	—	(77,548)
Class Y	—	(375)
From net realized long-term gain on investments
Class A	(14,309)	(3,590)
Class C	(1,057)	(831)
Class R	(856)	(832)
Class R3	(858)	(833)
Class R4	(2,270)	(834)
Class R5	(863)	(834)
Class R6	(251,481)	(177,078)
Class Y	(919)	(856)
Increase from capital share transactions (Note 4)	687,308	1,695,614
Total increase in net assets	517,894	773,535

NET ASSETS
Beginning of period	3,161,687	2,388,152
End of period	$3,679,581	$3,161,687

* Unaudited

The accompanying notes are an integral part of these financial statements.

44 Retirement Advantage Funds

Statement of changes in net assets cont.

2050 Fund —
INCREASE IN NET ASSETS	Six months ended 2/28/23*	Year ended 8/31/22
Operations
Net investment income	$53,619	$71,999
Net realized gain of underlying Putnam fund shares	201,105	602,227
Net unrealized depreciation of underlying
Putnam fund shares	(80,370)	(1,365,437)
Net increase (decrease) in net assets resulting
from operations	174,354	(691,211)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,518)	(1,439)
Class C	—	(601)
Class R	(21)	(643)
Class R3	(49)	(675)
Class R4	(254)	(705)
Class R5	(93)	(724)
Class R6	(43,257)	(263,369)
Class Y	(102)	(724)
Net realized short-term gain on investments
Class A	—	(1,593)
Class C	—	(778)
Class R	—	(779)
Class R3	—	(779)
Class R4	—	(780)
Class R5	—	(780)
Class R6	—	(279,225)
Class Y	—	(780)
From net realized long-term gain on investments
Class A	(17,835)	(877)
Class C	(972)	(429)
Class R	(976)	(429)
Class R3	(979)	(429)
Class R4	(2,941)	(429)
Class R5	(984)	(430)
Class R6	(408,598)	(153,746)
Class Y	(1,070)	(430)
Increase from capital share transactions (Note 4)	1,010,090	1,784,310
Total increase in net assets	704,795	381,526

NET ASSETS
Beginning of period	4,407,301	4,025,775
End of period	$5,112,096	$4,407,301

* Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 45

Statement of changes in net assets cont.

2045 Fund —
INCREASE IN NET ASSETS	Six months ended 2/28/23*	Year ended 8/31/22
Operations
Net investment income	$101,102	$152,483
Net realized gain of underlying Putnam fund shares	35,125	1,216,071
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	143,104	(2,697,809)
Net increase (decrease) in net assets resulting
from operations	279,331	(1,329,255)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(4,535)	(13,350)
Class C	(63)	(1,119)
Class R	(64)	(614)
Class R3	(91)	(644)
Class R4	(950)	(674)
Class R5	(136)	(693)
Class R6	(114,180)	(480,308)
Class Y	(136)	(693)
Net realized short-term gain on investments
Class A	—	(9,737)
Class C	—	(950)
Class R	—	(490)
Class R3	—	(491)
Class R4	—	(491)
Class R5	—	(491)
Class R6	—	(334,126)
Class Y	—	(491)
From net realized long-term gain on investments
Class A	(39,696)	(10,535)
Class C	(2,058)	(1,028)
Class R	(1,009)	(530)
Class R3	(1,013)	(530)
Class R4	(7,524)	(531)
Class R5	(1,018)	(531)
Class R6	(783,067)	(361,535)
Class Y	(1,018)	(531)
Increase from capital share transactions (Note 4)	1,691,955	3,127,939
Total increase in net assets	1,014,728	577,571

NET ASSETS
Beginning of period	8,372,876	7,795,305
End of period	$9,387,604	$8,372,876

* Unaudited

The accompanying notes are an integral part of these financial statements.

46 Retirement Advantage Funds

Statement of changes in net assets cont.

2040 Fund —
INCREASE (DECREASE) IN NET ASSETS	Six months ended 2/28/23*	Year ended 8/31/22
Operations
Net investment income	$85,771	$141,037
Net realized gain (loss) of underlying Putnam fund shares	(27,465)	1,075,818
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	187,787	(2,346,449)
Net increase (decrease) in net assets resulting
from operations	246,093	(1,129,594)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(2,107)	(3,430)
Class C	(46)	(621)
Class R	(63)	(596)
Class R3	(90)	(627)
Class R4	(504)	(658)
Class R5	(135)	(675)
Class R6	(101,843)	(438,642)
Class Y	(135)	(675)
From net realized short-term gain on investments
Class A	—	(2,462)
Class C	—	(519)
Class R	—	(465)
Class R3	—	(465)
Class R4	—	(465)
Class R5	—	(466)
Class R6	—	(297,145)
Class Y	—	(466)
From net realized long-term gain on investments
Class A	(19,540)	(2,436)
Class C	(1,524)	(514)
Class R	(1,064)	(460)
Class R3	(1,067)	(460)
Class R4	(4,298)	(461)
Class R5	(1,072)	(461)
Class R6	(749,168)	(294,068)
Class Y	(1,072)	(461)
Increase from capital share transactions (Note 4)	2,193,966	2,027,503
Total increase (decrease) in net assets	1,556,331	(149,789)

NET ASSETS
Beginning of period	7,179,714	7,329,503
End of period	$8,736,045	$7,179,714

* Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 47

Statement of changes in net assets cont.

2035 Fund —
INCREASE IN NET ASSETS	Six months ended 2/28/23*	Year ended 8/31/22
Operations
Net investment income	$135,362	$219,262
Net realized gain of underlying Putnam fund shares	102,341	1,360,237
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	63,146	(3,454,773)
Net increase (decrease) in net assets resulting
from operations	300,849	(1,875,274)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(2,992)	(27,890)
Class C	—	(531)
Class R	—	(572)
Class R3	(18)	(602)
Class R4	(119)	(631)
Class R5	(61)	(649)
Class R6	(85,721)	(730,405)
Class Y	(101)	(1,087)
Net realized short-term gain on investments
Class A	—	(25,169)
Class C	—	(568)
Class R	—	(569)
Class R3	—	(569)
Class R4	—	(570)
Class R5	—	(570)
Class R6	—	(630,322)
Class Y	—	(952)
From net realized long-term gain on investments
Class A	(54,569)	(15,008)
Class C	(1,098)	(339)
Class R	(758)	(339)
Class R3	(759)	(339)
Class R4	(1,753)	(340)
Class R5	(764)	(340)
Class R6	(913,918)	(375,850)
Class Y	(1,277)	(567)
Increase from capital share transactions (Note 4)	3,369,567	4,056,530
Total increase in net assets	2,606,508	366,478

NET ASSETS
Beginning of period	13,014,418	12,647,940
End of period	$15,620,926	$13,014,418

* Unaudited

The accompanying notes are an integral part of these financial statements.

48 Retirement Advantage Funds

Statement of changes in net assets cont.

2030 Fund —
INCREASE IN NET ASSETS	Six months ended 2/28/23*	Year ended 8/31/22
Operations
Net investment income	$120,182	$186,748
Net realized gain of underlying Putnam fund shares	2,843	936,966
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	14,195	(2,829,744)
Net increase (decrease) in net assets resulting
from operations	137,220	(1,706,030)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(7,603)	(15,185)
Class C	(447)	(1,701)
Class R	(95)	(482)
Class R3	(121)	(511)
Class R4	(1,417)	(539)
Class R5	(164)	(556)
Class R6	(196,212)	(655,990)
Class Y	(191)	(572)
Net realized short-term gain on investments
Class A	—	(10,741)
Class C	—	(1,313)
Class R	—	(389)
Class R3	—	(389)
Class R4	—	(389)
Class R5	—	(389)
Class R6	—	(449,886)
Class Y	—	(400)
From net realized long-term gain on investments
Class A	(28,958)	(9,947)
Class C	(3,088)	(1,216)
Class R	(554)	(359)
Class R3	(556)	(360)
Class R4	(5,099)	(361)
Class R5	(558)	(361)
Class R6	(627,390)	(416,643)
Class Y	(648)	(371)
Increase from capital share transactions (Note 4)	2,087,236	3,896,490
Total increase in net assets	1,351,355	621,410

NET ASSETS
Beginning of period	12,306,506	11,685,096
End of period	$13,657,861	$12,306,506

* Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 49

Statement of changes in net assets cont.

2025 Fund —
INCREASE IN NET ASSETS	Six months ended 2/28/23*	Year ended 8/31/22
Operations
Net investment income	$99,296	$171,447
Net realized gain of underlying Putnam fund shares	28,831	271,976
Net unrealized depreciation of underlying
Putnam fund shares	(74,528)	(2,081,120)
Net increase (decrease) in net assets resulting
from operations	53,599	(1,637,697)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(4,548)	(54,664)
Class C	—	(1,494)
Class R	(9)	(285)
Class R3	(33)	(311)
Class R4	(697)	(338)
Class R5	(74)	(355)
Class R6	(99,758)	(385,547)
Class Y	(74)	(354)
From net realized short-term gain on investments
Class A	—	(35,053)
Class C	—	(1,202)
Class R	—	(219)
Class R3	—	(220)
Class R4	—	(220)
Class R5	—	(220)
Class R6	—	(231,533)
Class Y	—	(220)
From net realized long-term gain on investments
Class A	(17,559)	(26,869)
Class C	(1,008)	(922)
Class R	(143)	(168)
Class R3	(144)	(168)
Class R4	(1,515)	(168)
Class R5	(144)	(168)
Class R6	(171,190)	(177,475)
Class Y	(144)	(169)
Increase from capital share transactions (Note 4)	339,485	3,315,126
Total increase in net assets	96,044	759,087

NET ASSETS
Beginning of period	12,633,256	11,874,169
End of period	$12,729,300	$12,633,256

* Unaudited

The accompanying notes are an integral part of these financial statements.

50 Retirement Advantage Funds

Statement of changes in net assets cont.

Maturity Fund —
INCREASE IN NET ASSETS	Six months ended 2/28/23*	Year ended 8/31/22
Operations
Net investment income	$33,226	$77,130
Net realized gain (loss) of underlying Putnam fund shares	(106,135)	444,835
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	182,975	(2,223,680)
Net increase (decrease) in net assets resulting
from operations	110,066	(1,701,715)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(961)	(17,469)
Class C	(10)	(301)
Class R	(13)	(305)
Class R3	(16)	(309)
Class R4	(61)	(310)
Class R5	(29)	(313)
Class R6	(39,503)	(433,407)
Class Y	(68)	(313)
From net realized short-term gain on investments
Class A	—	(6,900)
Class C	—	(122)
Class R	—	(122)
Class R3	—	(122)
Class R4	—	(122)
Class R5	—	(122)
Class R6	—	(169,070)
Class Y	—	(122)
From net realized long-term gain on investments
Class A	(4,043)	(1,698)
Class C	(88)	(30)
Class R	(88)	(30)
Class R3	(88)	(30)
Class R4	(222)	(30)
Class R5	(88)	(30)
Class R6	(111,544)	(41,596)
Class Y	(212)	(30)
Increase from capital share transactions (Note 4)	276,847	3,418,755
Total increase in net assets	229,879	1,044,137

NET ASSETS
Beginning of period	12,715,429	11,671,292
End of period	$12,945,308	$12,715,429

* Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 51

Financial highlights
(For a common share outstanding throughout the period)

2065 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2023**	$9.43	.09	.24	.33	(.02)	(.44)	(.46)	$9.30	3.74*	$117	.09*	.96*	13*
August 31, 2022	11.88	.08	(1.86)	(1.78)	(.67)	—	(.67)	9.43	(15.94)	42.18		.79	10
August 31, 2021 ∆	10.00	(.02)	1.90	1.88	—	—	—	11.88	18.80*	21	.12*	(.12)*	1*
Class C
February 28, 2023**	$9.40	.06	.23	.29	—	(.44)	(.44)	$9.25	3.27*	$15	.46*	.61*	13*
August 31, 2022	11.82	.01	(1.86)	(1.85)	(.57)	—	(.57)	9.40	(16.50)	12.93		.06	10
August 31, 2021 ∆	10.00	(.07)	1.89	1.82	—	—	—	11.82	18.20*	12	.63*	(.63)*	1*
Class R
February 28, 2023**	$9.42	.07	.25	.32	—	(.44)	(.44)	$9.30	3.58*	$10	.28*	.73*	13*
August 31, 2022	11.85	.05	(1.87)	(1.82)	(.61)	—	(.61)	9.42	(16.26)	10.58		.47	10
August 31, 2021 ∆	10.00	(.04)	1.89	1.85	—	—	—	11.85	18.50*	12	.39*	(.39)*	1*
Class R3
February 28, 2023**	$9.44	.08	.24	.32	—[f]	(.44)	(.44)	$9.32	3.59*	$10	.16*	.86*	13*
August 31, 2022	11.87	.08	(1.87)	(1.79)	(.64)	—	(.64)	9.44	(16.03)	10.33		.72	10
August 31, 2021 ∆	10.00	(.02)	1.89	1.87	—	—	—	11.87	18.70*	12	.22*	(.22)*	1*
Class R4
February 28, 2023**	$9.46	.10	.24	.34	(.04)	(.44)	(.48)	$9.32	3.75*	$43	.04*	1.04*	13*
August 31, 2022	11.89	.06	(1.82)	(1.76)	(.67)	—	(.67)	9.46	(15.79)	34.08		.54	10
August 31, 2021 ∆	10.00	(.01)	1.90	1.89	—	—	—	11.89	18.90*	12	.06*	(.06)*	1*
Class R5
February 28, 2023**	$9.47	.10	.24	.34	(.04)	(.44)	(.48)	$9.33	3.80*	$10	(.04)*	1.06*	13*
August 31, 2022	11.90	.12	(1.87)	(1.75)	(.68)	—	(.68)	9.47	(15.66)	10	(.07)	1.11	10
August 31, 2021 ∆	10.00	.01	1.89	1.90	—	—	—	11.90	19.00*	12	(.04)*	.04*	1*
Class R6
February 28, 2023**	$9.47	.10	.25	.35	(.05)	(.44)	(.49)	$9.33	3.91*	$37	(.09)*	1.10*	13*
August 31, 2022	11.91	.06	(1.80)	(1.74)	(.70)	—	(.70)	9.47	(15.65)	36	(.17)	.60	10
August 31, 2021 ∆	10.00	.01	1.90	1.91	—	—	—	11.91	19.10*	12	(.11)*	.11*	1*
Class Y
February 28, 2023**	$9.46	.10	.25	.35	(.04)	(.44)	(.48)	$9.33	3.91*	$22	(.04)*	1.05*	13*
August 31, 2022	11.90	.12	(1.87)	(1.75)	(.69)	—	(.69)	9.46	(15.73)	22	(.07)	1.11	10
August 31, 2021 ∆	10.00	—[f]	1.90	1.90	—	—	—	11.90	19.00*	27	(.04)*	.04*	1*

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

52 Retirement Advantage Funds	Retirement Advantage Funds 53

Financial highlights
(For a common share outstanding throughout the period)

2060 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2023**	$9.48	.08	.25	.33	(.03)	(.55)	(.58)	$9.23	3.79*	$168	.08*	.83*	9*
August 31, 2022	13.66	.08	(1.83)	(1.75)	(.75)	(1.68)	(2.43)	9.48	(15.91)	118.18		.75	25
August 31, 2021 †	10.66	.06	3.07	3.13	(.10)	(.03)	(.13)	13.66	29.56	71.18		.50	61
Class C
February 28, 2023**	$9.44	.06	.22	.28	—	(.55)	(.55)	$9.17	3.28*	$11	.46*	.67*	9*
August 31, 2022	13.59	.02	(1.85)	(1.83)	(.64)	(1.68)	(2.32)	9.44	(16.48)	11.93		.17	25
August 31, 2021 †	10.66	(.01)	3.04	3.03	(.07)	(.03)	(.10)	13.59	28.59	13.93		(.11)	61
Class R
February 28, 2023**	$9.46	.08	.22	.30	—	(.55)	(.55)	$9.21	3.49*	$11	.28*	.86*	9*
August 31, 2022	13.62	.06	(1.85)	(1.79)	(.69)	(1.68)	(2.37)	9.46	(16.22)	11.58		.53	25
August 31, 2021 †	10.66	.03	3.04	3.07	(.08)	(.03)	(.11)	13.62	29.00	13.58		.23	61
Class R3
February 28, 2023**	$9.48	.09	.22	.31	(.01)	(.55)	(.56)	$9.23	3.55*	$11	.16*	.98*	9*
August 31, 2022	13.64	.09	(1.85)	(1.76)	(.72)	(1.68)	(2.40)	9.48	(15.97)	11.33		.78	25
August 31, 2021 †	10.66	.06	3.04	3.10	(.09)	(.03)	(.12)	13.64	29.29	13.33		.48	61
Class R4
February 28, 2023**	$9.49	.09	.24	.33	(.04)	(.55)	(.59)	$9.23	3.78*	$23	.03*	.95*	9*
August 31, 2022	13.66	.09	(1.83)	(1.74)	(.75)	(1.68)	(2.43)	9.49	(15.81)	20.08		.80	25
August 31, 2021 †	10.66	.09	3.04	3.13	(.10)	(.03)	(.13)	13.66	29.58	13.08		.73	61
Class R5
February 28, 2023**	$9.50	.11	.23	.34	(.05)	(.55)	(.60)	$9.24	3.87*	$11	(.04)*	1.18*	9*
August 31, 2022	13.67	.13	(1.85)	(1.72)	(.77)	(1.68)	(2.45)	9.50	(15.67)	11	(.07)	1.18	25
August 31, 2021 †	10.66	.11	3.03	3.14	(.10)	(.03)	(.13)	13.67	29.73	13	(.07)	.88	61
Class R6
February 28, 2023**	$9.51	.11	.23	.34	(.06)	(.55)	(.61)	$9.24	3.87*	$1,458	(.09)*	1.21*	9*
August 31, 2022	13.68	.13	(1.84)	(1.71)	(.78)	(1.68)	(2.46)	9.51	(15.55)	1,050	(.17)	1.16	25
August 31, 2021	10.66	.11	3.05	3.16	(.11)	(.03)	(.14)	13.68	29.87	748	(.17)	.91	61
August 31, 2020 ‡	10.00	.01	.65	.66	—	—	—	10.66	6.60*	346	(.11)*	.11*	3*
Class Y
February 28, 2023**	$9.51	.11	.22	.33	(.05)	(.55)	(.60)	$9.24	3.76*	$15	(.04)*	1.20*	9*
August 31, 2022	13.67	.13	(1.84)	(1.71)	(.77)	(1.68)	(2.45)	9.51	(15.58)	14	(.07)	1.18	25
August 31, 2021 †	10.66	.11	3.03	3.14	(.10)	(.03)	(.13)	13.67	29.74	16	(.07)	.89	61

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

54 Retirement Advantage Funds	Retirement Advantage Funds 55

Financial highlights
(For a common share outstanding throughout the period)

2055 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2023**	$9.66	.08	.23	.31	(.06)	(.77)	(.83)	$9.14	3.52*	$191	.08*	.86*	15*
August 31, 2022	13.43	.06	(1.83)	(1.77)	(.75)	(1.25)	(2.00)	9.66	(15.71)	171.17		.59	25
August 31, 2021 †	10.63	.06	2.96	3.02	(.10)	(.12)	(.22)	13.43	28.67	37.18		.53	46
Class C
February 28, 2023**	$9.63	.04	.23	.27	—	(.77)	(.77)	$9.13	3.13*	$14	.45*	.39*	15*
August 31, 2022	13.37	—[f]	(1.85)	(1.85)	(.64)	(1.25)	(1.89)	9.63	(16.28)	18.92		.03	25
August 31, 2021 †	10.63	(.01)	2.94	2.93	(.07)	(.12)	(.19)	13.37	27.78	13.93		(.11)	46
Class R
February 28, 2023**	$9.65	.07	.21	.28	—[f]	(.77)	(.77)	$9.16	3.27*	$11	.28*	.71*	15*
August 31, 2022	13.40	.08	(1.90)	(1.82)	(.68)	(1.25)	(1.93)	9.65	(16.02)	11.57		.71	25
August 31, 2021 †	10.63	.03	2.94	2.97	(.08)	(.12)	(.20)	13.40	28.21	13.58		.23	46
Class R3
February 28, 2023**	$9.67	.08	.22	.30	(.03)	(.77)	(.80)	$9.17	3.44*	$11	.16*	.83*	15*
August 31, 2022	13.42	.11	(1.89)	(1.78)	(.72)	(1.25)	(1.97)	9.67	(15.78)	11.32		.95	25
August 31, 2021 †	10.63	.06	2.94	3.00	(.09)	(.12)	(.21)	13.42	28.50	13.33		.48	46
Class R4
February 28, 2023**	$9.68	.08	.24	.32	(.06)	(.77)	(.83)	$9.17	3.65*	$30	.03*	.84*	15*
August 31, 2022	13.44	.08	(1.84)	(1.76)	(.75)	(1.25)	(2.00)	9.68	(15.62)	30.07		.73	25
August 31, 2021 †	10.63	.09	2.94	3.03	(.10)	(.12)	(.22)	13.44	28.79	13.08		.73	46
Class R5
February 28, 2023**	$9.69	.10	.22	.32	(.07)	(.77)	(.84)	$9.17	3.65*	$11	(.04)*	1.03*	15*
August 31, 2022	13.45	.15	(1.89)	(1.74)	(.77)	(1.25)	(2.02)	9.69	(15.48)	11	(.08)	1.35	25
August 31, 2021 †	10.63	.11	2.93	3.04	(.10)	(.12)	(.22)	13.45	28.94	13	(.07)	.88	46
Class R6
February 28, 2023**	$9.70	.11	.21	.32	(.08)	(.77)	(.85)	$9.17	3.66*	$3,398	(.09)*	1.17*	15*
August 31, 2022	13.46	.15	(1.88)	(1.73)	(.78)	(1.25)	(2.03)	9.70	(15.37)	2,899	(.18)	1.38	25
August 31, 2021	10.63	.11	2.95	3.06	(.11)	(.12)	(.23)	13.46	29.08	2,274	(.17)	.91	46
August 31, 2020 ‡	10.00	.01	.62	.63	—	—	—	10.63	6.30*	1,234	(.11)*	.11*	23*
Class Y
February 28, 2023**	$9.69	.10	.22	.32	(.07)	(.77)	(.84)	$9.17	3.65*	$12	(.04)*	1.03*	15*
August 31, 2022	13.45	.15	(1.89)	(1.74)	(.77)	(1.25)	(2.02)	9.69	(15.48)	11	(.08)	1.35	25
August 31, 2021 †	10.63	.10	2.94	3.04	(.10)	(.12)	(.22)	13.45	28.94	13	(.07)	.88	46

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

56 Retirement Advantage Funds	Retirement Advantage Funds 57

Financial highlights
(For a common share outstanding throughout the period)

2050 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2023**	$9.54	.08	.19	.27	(.07)	(.87)	(.94)	$8.87	3.29*	$249	.08*	.92*	11*
August 31, 2022	13.23	.04	(1.74)	(1.70)	(.73)	(1.26)	(1.99)	9.54	(15.35)	160.17		.38	39
August 31, 2021 †	10.60	.06	2.80	2.86	(.09)	(.14)	(.23)	13.23	27.38	19.17		.53	59
Class C
February 28, 2023**	$9.50	.06	.18	.24	—	(.87)	(.87)	$8.87	2.89*	$11	.45*	.63*	11*
August 31, 2022	13.17	.06	(1.84)	(1.78)	(.63)	(1.26)	(1.89)	9.50	(16.00)	11.92		.58	39
August 31, 2021 †	10.60	(.01)	2.79	2.78	(.07)	(.14)	(.21)	13.17	26.51	13.92		(.12)	59
Class R
February 28, 2023**	$9.52	.07	.19	.26	(.02)	(.87)	(.89)	$8.89	3.09*	$11	.27*	.80*	11*
August 31, 2022	13.20	.10	(1.85)	(1.75)	(.67)	(1.26)	(1.93)	9.52	(15.74)	11.57		.93	39
August 31, 2021 †	10.60	.03	2.79	2.82	(.08)	(.14)	(.22)	13.20	26.94	13.57		.23	59
Class R3
February 28, 2023**	$9.54	.09	.17	.26	(.04)	(.87)	(.91)	$8.89	3.15*	$11	.15*	.92*	11*
August 31, 2022	13.22	.13	(1.85)	(1.72)	(.70)	(1.26)	(1.96)	9.54	(15.49)	11.32		1.18	39
August 31, 2021 †	10.60	.06	2.79	2.85	(.09)	(.14)	(.23)	13.22	27.23	13.32		.48	59
Class R4
February 28, 2023**	$9.55	.09	.20	.29	(.08)	(.87)	(.95)	$8.89	3.40*	$35	.03*	.98*	11*
August 31, 2022	13.24	.10	(1.80)	(1.70)	(.73)	(1.26)	(1.99)	9.55	(15.34)	28.07		.94	39
August 31, 2021 †	10.60	.09	2.79	2.88	(.10)	(.14)	(.24)	13.24	27.51	13.07		.73	59
Class R5
February 28, 2023**	$9.56	.10	.19	.29	(.08)	(.87)	(.95)	$8.90	3.48*	$11	(.05)*	1.12*	11*
August 31, 2022	13.25	.17	(1.85)	(1.68)	(.75)	(1.26)	(2.01)	9.56	(15.19)	11	(.08)	1.58	39
August 31, 2021 †	10.60	.10	2.79	2.89	(.10)	(.14)	(.24)	13.25	27.68	13	(.08)	.88	59
Class R6
February 28, 2023**	$9.57	.11	.18	.29	(.09)	(.87)	(.96)	$8.90	3.48*	$4,772	(.10)*	1.17*	11*
August 31, 2022	13.26	.19	(1.86)	(1.67)	(.76)	(1.26)	(2.02)	9.57	(15.08)	4,165	(.18)	1.73	39
August 31, 2021	10.60	.11	2.79	2.90	(.10)	(.14)	(.24)	13.26	27.81	3,930	(.18)	.94	59
August 31, 2020 ‡	10.00	.01	.59	.60	—	—	—	10.60	6.00*	2,020	(.11)*	.11*	9*
Class Y
February 28, 2023**	$9.56	.10	.19	.29	(.08)	(.87)	(.95)	$8.90	3.49*	$12	(.05)*	1.12*	11*
August 31, 2022	13.25	.17	(1.85)	(1.68)	(.75)	(1.26)	(2.01)	9.56	(15.19)	12	(.08)	1.57	39
August 31, 2021 †	10.60	.10	2.79	2.89	(.10)	(.14)	(.24)	13.25	27.68	13	(.08)	.88	59

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

58 Retirement Advantage Funds	Retirement Advantage Funds 59

Financial highlights
(For a common share outstanding throughout the period)

2045 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2023**	$9.68	.09	.17	.26	(.11)	(.92)	(1.03)	$8.91	3.03*	$448	.08*	1.02*	17*
August 31, 2022	13.14	.12	(1.81)	(1.69)	(.70)	(1.07)	(1.77)	9.68	(15.04)	385.17		1.14	33
August 31, 2021 †	10.55	.09	2.64	2.73	(.10)	(.04)	(.14)	13.14	26.05	204.17		.76	44
Class C
February 28, 2023**	$9.65	.06	.16	.22	(.03)	(.92)	(.95)	$8.92	2.63*	$23	.45*	.63*	17*
August 31, 2022	13.09	.09	(1.86)	(1.77)	(.60)	(1.07)	(1.67)	9.65	(15.63)	21.92		.77	33
August 31, 2021 †	10.55	(.05)	2.69	2.64	(.06)	(.04)	(.10)	13.09	25.17	24.92		(.42)	44
Class R
February 28, 2023**	$9.67	.08	.17	.25	(.06)	(.92)	(.98)	$8.94	2.95*	$11	.27*	.80 *	17*
August 31, 2022	13.12	.13	(1.87)	(1.74)	(.64)	(1.07)	(1.71)	9.67	(15.41)	11.57		1.13	33
August 31, 2021 †	10.55	.03	2.66	2.69	(.08)	(.04)	(.12)	13.12	25.59	13.57		.22	44
Class R3
February 28, 2023**	$9.69	.09	.16	.25	(.08)	(.92)	(1.00)	$8.94	3.01*	$11	.15*	.93*	17*
August 31, 2022	13.14	.15	(1.86)	(1.71)	(.67)	(1.07)	(1.74)	9.69	(15.16)	11.32		1.38	33
August 31, 2021 †	10.55	.06	2.66	2.72	(.09)	(.04)	(.13)	13.14	25.88	13.32		.47	44
Class R4
February 28, 2023**	$9.71	.11	.15	.26	(.12)	(.92)	(1.04)	$8.93	3.05*	$68	.03*	1.14*	17*
August 31, 2022	13.16	.05	(1.73)	(1.68)	(.70)	(1.07)	(1.77)	9.71	(14.92)	79.07		.47	33
August 31, 2021 †	10.55	.09	2.65	2.74	(.09)	(.04)	(.13)	13.16	26.17	13.07		.72	44
Class R5
February 28, 2023**	$9.72	.11	.15	.26	(.12)	(.92)	(1.04)	$8.94	3.12*	$11	(.05)*	1.13*	17*
August 31, 2022	13.17	.20	(1.86)	(1.66)	(.72)	(1.07)	(1.79)	9.72	(14.77)	11	(.08)	1.77	33
August 31, 2021 †	10.55	.10	2.66	2.76	(.10)	(.04)	(.14)	13.17	26.32	13	(.08)	.87	44
Class R6
February 28, 2023**	$9.72	.11	.16	.27	(.13)	(.92)	(1.05)	$8.94	3.24*	$8,756	(.10)*	1.18*	17*
August 31, 2022	13.18	.21	(1.86)	(1.65)	(.74)	(1.07)	(1.81)	9.72	(14.76)	7,846	(.18)	1.91	33
August 31, 2021	10.55	.11	2.66	2.77	(.10)	(.04)	(.14)	13.18	26.46	7,504	(.18)	.95	44
August 31, 2020 ‡	10.00	.01	.54	.55	—	—	—	10.55	5.50*	4,295	(.11)*	.11*	14*
Class Y
February 28, 2023**	$9.71	(.04)	.31	.27	(.12)	(.92)	(1.04)	$8.94	3.23*	$60	(.05)*	(.41)*	17*
August 31, 2022	13.17	.20	(1.87)	(1.67)	(.72)	(1.07)	(1.79)	9.71	(14.85)	11	(.08)	1.77	33
August 31, 2021 †	10.55	.10	2.66	2.76	(.10)	(.04)	(.14)	13.17	26.32	13	(.08)	.86	44

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

60 Retirement Advantage Funds	Retirement Advantage Funds 61

Financial highlights
(For a common share outstanding throughout the period)

2040 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2023**	$9.66	.08	.14	.22	(.10)	(.97)	(1.07)	$8.81	2.74*	$225	.09*	.88*	21*
August 31, 2022	12.91	.09	(1.71)	(1.62)	(.67)	(.96)	(1.63)	9.66	(14.47)	171.19		.83	47
August 31, 2021 †	10.55	.08	2.47	2.55	(.10)	(.09)	(.19)	12.91	24.45	70.18		.65	45
Class C
February 28, 2023**	$9.62	.05	.14	.19	(.03)	(.97)	(1.00)	$8.81	2.34*	$22	.46*	.52*	21*
August 31, 2022	12.86	.07	(1.77)	(1.70)	(.58)	(.96)	(1.54)	9.62	(15.12)	15.94		.60	47
August 31, 2021 †	10.55	(.02)	2.48	2.46	(.06)	(.09)	(.15)	12.86	23.60	14.93		(.15)	45
Class R
February 28, 2023**	$9.64	.07	.14	.21	(.06)	(.97)	(1.03)	$8.82	2.55*	$11	.29*	.76*	21*
August 31, 2022	12.89	.12	(1.79)	(1.67)	(.62)	(.96)	(1.58)	9.64	(14.87)	11.59		1.10	47
August 31, 2021 †	10.55	.03	2.48	2.51	(.08)	(.09)	(.17)	12.89	24.03	12.58		.26	45
Class R3
February 28, 2023**	$9.66	.08	.13	.21	(.08)	(.97)	(1.05)	$8.82	2.60*	$11	.16*	.88*	21*
August 31, 2022	12.90	.15	(1.78)	(1.63)	(.65)	(.96)	(1.61)	9.66	(14.56)	11.34		1.35	47
August 31, 2021 †	10.55	.06	2.47	2.53	(.09)	(.09)	(.18)	12.90	24.22	12.33		.51	45
Class R4
February 28, 2023**	$9.67	.09	.13	.22	(.11)	(.97)	(1.08)	$8.81	2.74*	$45	.04*	1.01*	21*
August 31, 2022	12.93	.09	(1.71)	(1.62)	(.68)	(.96)	(1.64)	9.67	(14.46)	41.09		.91	47
August 31, 2021 †	10.55	.09	2.47	2.56	(.09)	(.09)	(.18)	12.93	24.60	12.08		.75	45
Class R5
February 28, 2023**	$9.68	.10	.13	.23	(.12)	(.97)	(1.09)	$8.82	2.82*	$11	(.04)*	1.08*	21*
August 31, 2022	12.94	.19	(1.79)	(1.60)	(.70)	(.96)	(1.66)	9.68	(14.32)	11	(.06)	1.75	47
August 31, 2021 †	10.55	.11	2.47	2.58	(.10)	(.09)	(.19)	12.94	24.76	12	(.07)	.90	45
Class R6
February 28, 2023**	$9.69	.10	.14	.24	(.13)	(.97)	(1.10)	$8.83	2.94*	$8,400	(.09)*	1.12*	21*
August 31, 2022	12.95	.21	(1.80)	(1.59)	(.71)	(.96)	(1.67)	9.69	(14.21)	6,909	(.16)	1.92	47
August 31, 2021	10.55	.11	2.48	2.59	(.10)	(.09)	(.19)	12.95	24.89	7,183	(.17)	.98	45
August 31, 2020 ‡	10.00	.02	.53	.55	—	—	—	10.55	5.50*	4,335	(.11)*	.18*	32*
Class Y
February 28, 2023**	$9.68	.10	.13	.23	(.12)	(.97)	(1.09)	$8.82	2.82*	$11	(.04)*	1.08*	21*
August 31, 2022	12.94	.19	(1.79)	(1.60)	(.70)	(.96)	(1.66)	9.68	(14.32)	11	(.06)	1.75	47
August 31, 2021 †	10.55	.11	2.47	2.58	(.10)	(.09)	(.19)	12.94	24.76	12	(.07)	.90	45

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

62 Retirement Advantage Funds	Retirement Advantage Funds 63

Financial highlights
(For a common share outstanding throughout the period)

2035 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2023**	$9.54	.08	.09	.17	(.04)	(.69)	(.73)	$8.98	2.05*	$997	.11*	.85*	15*
August 31, 2022**	12.64	.12	(1.61)	(1.49)	(.66)	(.95)	(1.61)	9.54	(13.69)	720.23		1.16	51
August 31, 2021 †	10.56	.05	2.22	2.27	(.10)	(.09)	(.19)	12.64	21.67	449.22		.45	56
Class C
February 28, 2023**	$9.51	.04	.09	.13	—	(.69)	(.69)	$8.95	1.63*	$13	.48*	.47*	15*
August 31, 2022**	12.58	.03	(1.60)	(1.57)	(.55)	(.95)	(1.50)	9.51	(14.26)	26.98		.32	51
August 31, 2021 †	10.56	.01	2.17	2.18	(.07)	(.09)	(.16)	12.58	20.77	12.97		.12	56
Class R
February 28, 2023**	$9.53	.06	.09	.15	—	(.69)	(.69)	$8.99	1.84*	$11	.31*	.66*	15*
August 31, 2022**	12.61	.10	(1.63)	(1.53)	(.60)	(.95)	(1.55)	9.53	(14.00)	10.63		.92	51
August 31, 2021 †	10.56	.05	2.17	2.22	(.08)	(.09)	(.17)	12.61	21.19	12.62		.47	56
Class R3
February 28, 2023**	$9.54	.07	.10	.17	(.02)	(.69)	(.71)	$9.00	2.01*	$11	.18*	.78*	15*
August 31, 2022**	12.63	.13	(1.64)	(1.51)	(.63)	(.95)	(1.58)	9.54	(13.84)	10.38		1.17	51
August 31, 2021 †	10.56	.08	2.17	2.25	(.09)	(.09)	(.18)	12.63	21.48	12.37		.72	56
Class R4
February 28, 2023**	$9.56	.08	.09	.17	(.05)	(.69)	(.74)	$8.99	2.03*	$26	.06*	.90*	15*
August 31, 2022**	12.65	.13	(1.61)	(1.48)	(.66)	(.95)	(1.61)	9.56	(13.59)	21.13		1.23	51
August 31, 2021 †	10.56	.11	2.17	2.28	(.10)	(.09)	(.19)	12.65	21.77	12.12		.97	56
Class R5
February 28, 2023**	$9.57	.09	.09	.18	(.06)	(.69)	(.75)	$9.00	2.12*	$11	(.01)*	.98*	15*
August 31, 2022**	12.66	.17	(1.64)	(1.47)	(.67)	(.95)	(1.62)	9.57	(13.44)	11	(.02)	1.57	51
August 31, 2021 †	10.56	.13	2.16	2.29	(.10)	(.09)	(.19)	12.66	21.92	12	(.03)	1.12	56
Class R6
February 28, 2023**	$9.58	.09	.09	.18	(.07)	(.69)	(.76)	$9.00	2.12*	$14,536	(.06)*	1.00 *	15*
August 31, 2022**	12.67	.18	(1.63)	(1.45)	(.69)	(.95)	(1.64)	9.58	(13.34)	12,199	(.12)	1.68	51
August 31, 2021	10.56	.14	2.17	2.31	(.11)	(.09)	(.20)	12.67	22.06	12,118	(.13)	1.18	56
August 31, 2020 ‡	10.00	.07	.49	.56	—	—	—	10.56	5.60*	6,497	(.08)*	.68*	23*
Class Y
February 28, 2023**	$9.57	.09	.09	.18	(.06)	(.69)	(.75)	$9.00	2.12*	$18	(.01)*	.98*	15*
August 31, 2022**	12.66	.17	(1.63)	(1.46)	(.68)	(.95)	(1.63)	9.57	(13.43)	18	(.02)	1.57	51
August 31, 2021 †	10.56	.12	2.17	2.29	(.10)	(.09)	(.19)	12.66	21.92	20	(.03)	1.06	56

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

64 Retirement Advantage Funds	Retirement Advantage Funds 65

Financial highlights
(For a common share outstanding throughout the period)

2030 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2023**	$9.53	.07	.02	.09	(.14)	(.52)	(.66)	$8.96	1.06*	$584	.12*	.81*	28*
August 31, 2022	12.29	.11	(1.52)	(1.41)	(.57)	(.78)	(1.35)	9.53	(12.89)	513.28		1.07	52
August 31, 2021 †	10.55	.10	1.77	1.87	(.12)	(.01)	(.13)	12.29	17.86	195.28		.83	61
Class C
February 28, 2023**	$9.45	.04	.01	.05	(.08)	(.52)	(.60)	$8.90	.61*	$65	.50*	.41*	28*
August 31, 2022	12.23	.05	(1.52)	(1.47)	(.53)	(.78)	(1.31)	9.45	(13.50)	57	1.03	.49	52
August 31, 2021 †	10.55	.02	1.76	1.78	(.09)	(.01)	(.10)	12.23	16.99	27	1.03	.16	61
Class R
February 28, 2023**	$9.53	.06	—[f]	.06	(.09)	(.52)	(.61)	$8.98	.76*	$10	.32*	.61*	28*
August 31, 2022	12.26	.10	(1.55)	(1.45)	(.50)	(.78)	(1.28)	9.53	(13.20)	10.68		.90	52
August 31, 2021 †	10.55	.08	1.74	1.82	(.10)	(.01)	(.11)	12.26	17.42	12.68		.71	61
Class R3
February 28, 2023**	$9.54	.07	.01	.08	(.11)	(.52)	(.63)	$8.99	1.02*	$10	.20*	.74*	28*
August 31, 2022	12.28	.12	(1.55)	(1.43)	(.53)	(.78)	(1.31)	9.54	(13.03)	10.43		1.15	52
August 31, 2021 †	10.55	.11	1.74	1.85	(.11)	(.01)	(.12)	12.28	17.70	12.43		.96	61
Class R4
February 28, 2023**	$9.56	.08	—[f]	.08	(.14)	(.52)	(.66)	$8.98	1.03*	$95	.08*	.86*	28*
August 31, 2022	12.30	.11	(1.51)	(1.40)	(.56)	(.78)	(1.34)	9.56	(12.79)	101.18		1.15	52
August 31, 2021 †	10.55	.14	1.74	1.88	(.12)	(.01)	(.13)	12.30	17.98	12.18		1.21	61
Class R5
February 28, 2023**	$9.57	.09	—[f]	.09	(.15)	(.52)	(.67)	$8.99	1.12*	$10	—*	.94*	28*
August 31, 2022	12.31	.17	(1.55)	(1.38)	(.58)	(.78)	(1.36)	9.57	(12.64)	10.03		1.55	52
August 31, 2021 †	10.55	.15	1.74	1.89	(.12)	(.01)	(.13)	12.31	18.13	12.03		1.36	61
Class R6
February 28, 2023**	$9.57	.09	.01	.10	(.16)	(.52)	(.68)	$8.99	1.23*	$12,871	(.05)*	.97*	28*
August 31, 2022	12.31	.16	(1.53)	(1.37)	(.59)	(.78)	(1.37)	9.57	(12.56)	11,594	(.07)	1.49	52
August 31, 2021	10.55	.16	1.74	1.90	(.13)	(.01)	(.14)	12.31	18.17	11,404	(.07)	1.38	61
August 31, 2020 ‡	10.00	.12	.43	.55	—	—	—	10.55	5.50*	5,698	(.05)*	1.21*	20*
Class Y
February 28, 2023**	$9.57	.09	—[f]	.09	(.15)	(.52)	(.67)	$8.99	1.13*	$12	—*	.94*	28*
August 31, 2022	12.31	.17	(1.55)	(1.38)	(.58)	(.78)	(1.36)	9.57	(12.64)	12.03		1.54	52
August 31, 2021 †	10.55	.15	1.74	1.89	(.12)	(.01)	(.13)	12.31	18.13	12.03		1.35	61

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66 Retirement Advantage Funds	Retirement Advantage Funds 67

Financial highlights
(For a common share outstanding throughout the period)

2025 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2023**	$9.38	.06	(.03)	.03	(.04)	(.14)	(.18)	$9.23	.30*	$1,168	.14*	.61*	26*
August 31, 2022	11.46	.09	(1.42)	(1.33)	(.35)	(.40)	(.75)	9.38	(12.36)	1,639.33		.90	49
August 31, 2021 †	10.55	.14	1.00	1.14	(.17)	(.06)	(.23)	11.46	11.04	1,433.32		1.31	56
Class C
February 28, 2023**	$9.34	.02	(.04)	(.02)	—	(.14)	(.14)	$9.18	(.20)*	$68	.52*	.27*	26*
August 31, 2022	11.42	.03	(1.43)	(1.40)	(.28)	(.40)	(.68)	9.34	(12.98)	66	1.08	.31	49
August 31, 2021 †	10.55	.04	1.03	1.07	(.14)	(.06)	(.20)	11.42	10.28	60	1.07	.34	56
Class R
February 28, 2023**	$9.38	.04	(.04)	—[f]	(.01)	(.14)	(.15)	$9.23	.01*	$10	.34*	.44*	26*
August 31, 2022	11.44	.07	(1.44)	(1.37)	(.29)	(.40)	(.69)	9.38	(12.68)	10.73		.66	49
August 31, 2021 †	10.55	.10	1.00	1.10	(.15)	(.06)	(.21)	11.44	10.61	11.72		.92	56
Class R3
February 28, 2023**	$9.40	.05	(.04)	.01	(.03)	(.14)	(.17)	$9.24	.15*	$10	.22*	.57*	26*
August 31, 2022	11.46	.09	(1.43)	(1.34)	(.32)	(.40)	(.72)	9.40	(12.45)	10.48		.91	49
August 31, 2021 †	10.55	.13	1.00	1.13	(.16)	(.06)	(.22)	11.46	10.88	11.47		1.17	56
Class R4
February 28, 2023**	$9.41	.06	(.04)	.02	(.06)	(.14)	(.20)	$9.23	.28*	$93	.10*	.69*	26*
August 31, 2022	11.48	.11	(1.43)	(1.32)	(.35)	(.40)	(.75)	9.41	(12.29)	105.23		1.15	49
August 31, 2021 †	10.55	.15	1.01	1.16	(.17)	(.06)	(.23)	11.48	11.17	11.22		1.42	56
Class R5
February 28, 2023**	$9.42	.07	(.04)	.03	(.07)	(.14)	(.21)	$9.24	.36*	$10	.02*	.76*	26*
August 31, 2022	11.49	.14	(1.44)	(1.30)	(.37)	(.40)	(.77)	9.42	(12.14)	10.08		1.31	49
August 31, 2021 †	10.55	.17	1.00	1.17	(.17)	(.06)	(.23)	11.49	11.32	11.07		1.57	56
Class R6
February 28, 2023**	$9.42	.08	(.04)	.04	(.08)	(.14)	(.22)	$9.24	.47*	$11,360	(.03)*	.82*	26*
August 31, 2022	11.49	.15	(1.44)	(1.29)	(.38)	(.40)	(.78)	9.42	(12.05)	10,784	(.02)	1.45	49
August 31, 2021	10.55	.18	1.00	1.18	(.18)	(.06)	(.24)	11.49	11.36	10,325	(.03)	1.63	56
August 31, 2020 ‡	10.00	.12	.43	.55	—	—	—	10.55	5.50*	5,137	(.02)*	1.19*	26*
Class Y
February 28, 2023**	$9.42	.07	(.04)	.03	(.07)	(.14)	(.21)	$9.24	.36*	$10	.02*	.76*	26*
August 31, 2022	11.49	.13	(1.43)	(1.30)	(.37)	(.40)	(.77)	9.42	(12.14)	10.08		1.30	49
August 31, 2021 †	10.55	.17	1.00	1.17	(.17)	(.06)	(.23)	11.49	11.32	12.07		1.56	56

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

68 Retirement Advantage Funds	Retirement Advantage Funds 69

Financial highlights
(For a common share outstanding throughout the period)

Maturity Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2023**	$9.50	.01	.05	.06	(.02)	(.09)	(.11)	$9.45	.62*	$584	.20*	.10*	31*
August 31, 2022	11.26	.03	(1.31)	(1.28)	(.32)	(.16)	(.48)	9.50	(11.91)	441.57		.25	46
August 31, 2021 †	10.49	(.01)	.95	.94	(.16)	(.01)	(.17)	11.26	9.06	565.60		(.06)	41
Class C
February 28, 2023**	$9.37	(.03)	.06	.03	(.01)	(.09)	(.10)	$9.30	.31*	$9	.58*	(.28)*	31*
August 31, 2022	11.19	(.06)	(1.29)	(1.35)	(.31)	(.16)	(.47)	9.37	(12.59)	9	1.32	(.56)	46
August 31, 2021 †	10.49	.05	.81	.86	(.15)	(.01)	(.16)	11.19	8.25	11	1.35	.49	41
Class R
February 28, 2023**	$9.43	(.01)	.05	.04	(.01)	(.09)	(.10)	$9.37	.44*	$10	.40*	(.10)*	31*
August 31, 2022	11.22	(.02)	(1.29)	(1.31)	(.32)	(.16)	(.48)	9.43	(12.26)	10.97		(.21)	46
August 31, 2021 †	10.49	.09	.81	.90	(.16)	(.01)	(.17)	11.22	8.60	11	1.00	.84	41
Class R3
February 28, 2023**	$9.47	—[f]	.06	.06	(.02)	(.09)	(.11)	$9.42	.58*	$10	.28*	.02*	31*
August 31, 2022	11.24	—[f]	(1.29)	(1.29)	(.32)	(.16)	(.48)	9.47	(12.03)	10.72		.04	46
August 31, 2021 †	10.49	.12	.80	.92	(.16)	(.01)	(.17)	11.24	8.84	11.75		1.09	41
Class R4
February 28, 2023**	$9.51	.01	.05	.06	(.02)	(.09)	(.11)	$9.46	.66*	$26	.15*	.15*	31*
August 31, 2022	11.26	.02	(1.29)	(1.27)	(.32)	(.16)	(.48)	9.51	(11.81)	22.47		.18	46
August 31, 2021 †	10.49	.14	.80	.94	(.16)	(.01)	(.17)	11.26	9.08	11.50		1.34	41
Class R5
February 28, 2023**	$9.53	.02	.06	.08	(.03)	(.09)	(.12)	$9.49	.81*	$10	.08*	.22*	31*
August 31, 2022	11.28	.05	(1.32)	(1.27)	(.32)	(.16)	(.48)	9.53	(11.77)	10.32		.44	46
August 31, 2021 †	10.49	.16	.81	.97	(.17)	(.01)	(.18)	11.28	9.29	11.35		1.49	41
Class R6
February 28, 2023**	$9.56	.03	.04	.07	(.03)	(.09)	(.12)	$9.51	.74*	$12,274	.03*	.27*	31*
August 31, 2022	11.29	.06	(1.31)	(1.25)	(.32)	(.16)	(.48)	9.56	(11.57)	12,192.22		.58	46
August 31, 2021	10.49	.20	.78	.98	(.17)	(.01)	(.18)	11.29	9.42	11,041.25		1.86	41
August 31, 2020 ‡	10.00	(.01)	.50	.49	—	—	—	10.49	4.90*	2,152	.17*	(.07)*	6*
Class Y
February 28, 2023**	$9.53	.02	.06	.08	(.03)	(.09)	(.12)	$9.49	.81*	$23	.08*	.22*	31*
August 31, 2022	11.28	.05	(1.32)	(1.27)	(.32)	(.16)	(.48)	9.53	(11.77)	22.32		.43	46
August 31, 2021 †	10.49	.16	.81	.97	(.17)	(.01)	(.18)	11.28	9.29	11.35		1.49	41

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

70 Retirement Advantage Funds	Retirement Advantage Funds 71

Financial highlights cont.

* Not annualized.

** Unaudited.

∆ For the period December 30, 2020 (commencement of operations) to August 31, 2021.

† For the period September 1, 2020 (commencement of operations) to August 31, 2021.

‡ For the period December 31, 2019 (commencement of operations) to August 31, 2020.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam Funds and the timing of subscriptions/redemption to the class.

c Total return does not reflect the effect of sales charges.

d Expense ratios do not include expenses of the underlying funds.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	2/28/23	8/31/22	8/31/21	8/31/20
2065 Fund
Classes A, C, R, R3, R4, R5, R6 and Y	–20.11%	70.37%	99.33%	N/A
2060 Fund
Classes A, C, R, R3, R4, R5, and Y	–2.88	7.76	12.96	N/A
Class R6	–2.88	7.76	12.96	29.98%
2055 Fund
Classes A, C, R, R3, R4, R5, and Y	–1.51	3.54	5.93	N/A
Class R6	–1.51	3.54	5.93	8.82
2050 Fund
Classes A, C, R, R3, R4, R5, and Y	–1.22	2.67	4.00	N/A
Class R6	–1.22	2.67	4.00	6.16
2045 Fund
Classes A, C, R, R3, R4, R5, and Y	–0.87	1.83	2.62	N/A
Class R6	–0.87	1.83	2.62	4.00
2040 Fund
Classes A, C, R, R3, R4, R5, and Y	–0.90	1.88	2.73	N/A
Class R6	–0.90	1.88	2.73	3.98
2035 Fund
Classes A, C, R, R3, R4, R5, and Y	–0.68	1.40	2.08	N/A
Class R6	–0.68	1.40	2.08	3.25
2030 Fund
Classes A, C, R, R3, R4, R5, and Y	–0.68	1.36	2.10	N/A
Class R6	–0.68	1.36	2.10	3.38
2025 Fund
Classes A, C, R, R3, R4, R5, and Y	–0.68	1.30	2.10	N/A
Class R6	–0.68	1.30	2.10	3.46
Maturity Fund
Classes A, C, R, R3, R4, R5, and Y	–0.58	1.04	1.86	N/A
Class R6	–0.58	1.04	1.86	16.03

f Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

72 Retirement Advantage Funds

Notes to financial statements 2/28/23 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the funds’ manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from September 1, 2022 through February 28, 2023.

Each of the Putnam Retirement Advantage Funds: Putnam Retirement Advantage 2065 Fund, Putnam Retirement Advantage 2060 Fund, Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2050 Fund, Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2040 Fund, Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2030 Fund, Putnam Retirement Advantage 2025 Fund, and Putnam Retirement Advantage Maturity Fund (“Maturity Fund”) (collectively, the “Retirement Advantage Funds”) is a diversified series of Putnam Target Date Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except the Putnam Retirement Advantage Maturity Fund, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam Retirement Advantage Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2025. The tenth fund is named Putnam Retirement Advantage Maturity Fund. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide a diversified investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of Putnam Advantage Maturity Fund, which currently is expected to occur during the latter part of the target year, the fund will be merged into Putnam Retirement Advantage Maturity Fund.

These financial statements report on each fund, which may invest in certain Putnam Funds which are managed by Putnam Management. As of February 28, 2023, each fund may invest in the following diversified funds: Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund, Putnam Multi-Asset Income Fund and Putnam Short Term Investment Fund (the underlying Putnam Funds). The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 5.75%/4.00%†	bought with no initial sales charge	None
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R*	None	None	None
Class R3*	None	None	None
Class R4*	None	None	None
Class R5*	None	None	None
Class R6*	None	None	None
Class Y*	None	None	None

* Not available to all investors.

† Sales charge 5.75% for all funds except Putnam Retirement Advantage Maturity Fund which is 4.00%.

Retirement Advantage Funds 73

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to each fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each fund.

Under each fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam funds are determined based on the policies contained in each underlying Putnam fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

74 Retirement Advantage Funds

Under the Regulated Investment Company Modernization Act of 2010, the funds will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At August 31, 2022, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
	Short-term	Long-term	Total
2050 Fund	$135	$—	$135
2045 Fund	2,588	6,710	9,298
2040 Fund	573	739	1,312
2035 Fund	11,408	—	11,408

Pursuant to federal income tax regulations applicable to regulated investment companies, the Putnam Retirement Advantage 2065 Fund has elected to defer $130 to its fiscal year ending August 31, 2023 late year ordinary losses ((i) ordinary losses recognized between January 1, 2022 and August 31, 2022, and (ii) specified ordinary and currency losses recognized between November 1 and August 31, 2022).

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis, resulting in gross unrealized appreciation and depreciation, respectively, and net unrealized for each fund are as follows:

			Net unrealized	Cost for federal
	Unrealized	Unrealized	appreciation/	income tax
	appreciation	(depreciation)	(depreciation)	purposes
2065 Fund	$243	$(47,595)	$(47,352)	$312,149
2060 Fund	4,343	(357,273)	(352,930)	2,061,729
2055 Fund	5,064	(719,172)	(714,108)	4,392,777
2050 Fund	29,523	(885,331)	(855,808)	5,966,536
2045 Fund	42,923	(1,290,925)	(1,248,002)	10,633,104
2040 Fund	63,140	(1,130,072)	(1,066,932)	9,800,880
2035 Fund	60,054	(2,330,234)	(2,270,180)	17,888,599
2030 Fund	26,418	(2,188,548)	(2,162,130)	15,818,499
2025 Fund	25,084	(1,860,709)	(1,835,625)	14,564,745
Maturity Fund	12,142	(1,450,713)	(1,438,571)	14,385,660

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the funds’ fiscal year. Reclassifications are made to the funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Under the funds’ management contract (the “Management Contract”), each fund pays a management fee to Putnam Management. The fee for each fund is calculated and paid monthly based on an annual rate and the fund’s average net assets for the month. For Putnam Retirement Advantage Maturity Fund, the annual rate is 0.36%. For each other fund, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date

Retirement Advantage Funds 75

referenced in the fund’s name (the “Target Date”). “Average net assets” means the average of all of the determinations of a fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:

2065 Fund	0.45%
2060 Fund	0.44%
2055 Fund	0.43%
2050 Fund	0.42%
2045 Fund	0.41%
2040 Fund	0.40%
2035 Fund	0.39%
2030 Fund	0.38%
2025 Fund	0.37%

Putnam Management has contractually agreed to waive fees and/or reimburse expenses of each fund through at least December 30, 2025 in an amount equal to the fund’s acquired fund fees and expenses. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$584
2060 Fund	4,517
2055 Fund	10,566
2050 Fund	14,916
2045 Fund	27,819
2040 Fund	23,904
2035 Fund	39,228
2030 Fund	33,996
2025 Fund	31,543
Maturity Fund	24,359

Putnam Management has also contractually agreed to waive fees and/or reimburse expenses of each class of shares of each fund through at least December 30, 2025 in an amount sufficient to result in total annual fund operating expenses for the fund’s class A, C, R, R3, R4, R5, R6 and Y shares (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary expenses) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$37,268
2060 Fund	37,146
2055 Fund	39,998
2050 Fund	41,721
2045 Fund	47,379
2040 Fund	45,674
2035 Fund	53,628
2030 Fund	51,122
2025 Fund	53,325
Maturity Fund	49,234

76 Retirement Advantage Funds

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the funds during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of each fund managed by PIL.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to each fund at the following class specific rates. During the period, the expenses for each class of shares related to investor servicing fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
Maximum %	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2065 Fund	$30	$8	$14	$14	$51	$6	$5	$14	$142
2060 Fund	86	7	15	15	28	7	154	9	321
2055 Fund	111	10	15	15	40	7	386	7	591
2050 Fund	121	7	15	15	43	7	548	7	763
2045 Fund	256	13	15	15	108	7	1,016	10	1,440
2040 Fund	127	10	14	15	58	7	933	7	1,171
2035 Fund	468	11	14	14	32	7	1,604	11	2,161
2030 Fund	327	33	14	14	132	6	1,477	7	2,010
2025 Fund	778	42	13	13	138	6	1,384	6	2,380
Maturity Fund	305	6	13	13	33	6	1,511	14	1,901

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the funds at the following annual rates (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	0.50%	0.25%
2065 Fund	$60	$65	$24	$12	$161
2060 Fund	170	54	27	13	264
2055 Fund	220	76	27	13	336
2050 Fund	240	53	27	13	333
2045 Fund	507	107	26	13	653
2040 Fund	253	80	26	13	372
2035 Fund	926	90	26	13	1,055
2030 Fund	648	263	25	13	949
2025 Fund	1,541	330	24	12	1,907
Maturity Fund	603	47	23	12	685

Retirement Advantage Funds 77

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A shares and received contingent deferred sales charges from redemptions of class C shares in the following amounts:

	Class A Net commissions	Class C CDSC
2065 Fund	$138	$—
2060 Fund	770	—
2055 Fund	91	52
2050 Fund	955	—
2045 Fund	914	—
2040 Fund	1,190	—
2035 Fund	491	—
2030 Fund	327	—
2025 Fund	26	—

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amount on class A redemptions:

Class A CDSC
2065 Fund	$7
2060 Fund	2
2050 Fund	11
2045 Fund	18
2040 Fund	3

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales
2065 Fund	$124,837	$13,682
2060 Fund	687,085	67,097
2055 Fund	996,175	245,859
2050 Fund	1,099,790	275,740
2045 Fund	1,752,280	786,977
2040 Fund	2,428,956	894,562
2035 Fund	4,043,082	1,138,987
2030 Fund	3,725,918	1,924,188
2025 Fund	2,279,222	1,755,333
Maturity Fund	2,410,303	2,102,256

78 Retirement Advantage Funds

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

2065 Fund

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	7,948	$73,940	2,545	$27,971
Shares issued in connection with
reinvestment of distributions	269	2,384	175	1,998
	8,217	76,324	2,720	29,969
Shares repurchased	(124)	(1,170)	(23)	(250)
Net increase	8,093	$75,154	2,697	$29,719

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	264	$2,450	208	$2,080
Shares issued in connection with
reinvestment of distributions	71	623	50	571
	335	3,073	258	2,651
Shares repurchased	(4)	(35)	(3)	(35)
Net increase	331	$3,038	255	$2,616

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	52	459	53	610
	52	459	53	610
Shares repurchased	—	—	—	—
Net increase	52	$459	53	$610

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	52	461	56	638
	52	461	56	638
Shares repurchased	—	—	—	—
Net increase	52	$461	56	$638

Retirement Advantage Funds 79

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	939	$8,743	2,491	$25,615
Shares issued in connection with
reinvestment of distributions	220	1,950	58	667
	1,159	10,693	2,549	26,282
Shares repurchased	(68)	(611)	(7)	(69)
Net increase	1,091	$10,082	2,542	$26,213

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	57	504	60	684
	57	504	60	684
Shares repurchased	—	—	—	—
Net increase	57	$504	60	$684

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	1,094	$10,296	3,840	$42,440
Shares issued in connection with
reinvestment of distributions	247	2,197	61	695
	1,341	12,493	3,901	43,135
Shares repurchased	(1,155)	(10,570)	(1,129)	(12,227)
Net increase	186	$1,923	2,772	$30,908

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	122	1,085	132	1,510
	122	1,085	132	1,510
Shares repurchased	(50)	(474)	(37)	(436)
Net increase	72	$611	95	$1,074

2060 Fund

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	5,169	$47,743	16,325	$177,250
Shares issued in connection with
reinvestment of distributions	966	8,491	1,502	17,208
	6,135	56,234	17,827	194,458
Shares repurchased	(338)	(3,248)	(10,567)	(111,031)
Net increase	5,797	$52,986	7,260	$83,427

80 Retirement Advantage Funds

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	13	$120	17	$175
Shares issued in connection with
reinvestment of distributions	74	644	192	2,197
	87	764	209	2,372
Shares repurchased	—	—	—	—
Net increase	87	$764	209	$2,372

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	72	632	196	2,239
	72	632	196	2,239
Shares repurchased	—	—	—	—
Net increase	72	$632	196	$2,239

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	73	641	198	2,271
	73	641	198	2,271
Shares repurchased	—	—	—	—
Net increase	73	$641	198	$2,271

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	241	$2,237	938	$9,771
Shares issued in connection with
reinvestment of distributions	149	1,309	201	2,304
	390	3,546	1,139	12,075
Shares repurchased	(27)	(237)	(3)	(29)
Net increase	363	$3,309	1,136	$12,046

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	78	689	203	2,323
	78	689	203	2,323
Shares repurchased	—	—	—	—
Net increase	78	$689	203	$2,323

Retirement Advantage Funds 81

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	41,384	$385,314	52,284	$578,703
Shares issued in connection with
reinvestment of distributions	9,503	83,625	14,515	166,339
	50,887	468,939	66,799	745,042
Shares repurchased	(3,514)	(32,556)	(11,092)	(120,066)
Net increase	47,373	$436,383	55,707	$624,976

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	71	$650	16	$210
Shares issued in connection with
reinvestment of distributions	104	917	259	2,976
	175	1,567	275	3,186
Shares repurchased	(3)	(26)	(2)	(25)
Net increase	172	$1,541	273	$3,161

2055 Fund

	SIX MONTHS ENDED 2/23/23		YEAR ENDED 8/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	1,535	$14,391	14,952	$149,432
Shares issued in connection with
reinvestment of distributions	1,755	15,335	709	8,257
	3,290	29,726	15,661	157,689
Shares repurchased	(41)	(380)	(704)	(7,475)
Net increase	3,249	$29,346	14,957	$150,214

	SIX MONTHS ENDED 2/23/23		YEAR ENDED 8/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	27	$250	798	$8,799
Shares issued in connection with
reinvestment of distributions	121	1,057	155	1,807
	148	1,307	953	10,606
Shares repurchased	(545)	(5,278)	(6)	(60)
Net increase (decrease)	(397)	$(3,971)	947	$10,546

	SIX MONTHS ENDED 2/23/23		YEAR ENDED 8/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	98	859	159	1,852
	98	859	159	1,852
Shares repurchased	—	—	—	—
Net increase	98	$859	159	$1,852

82 Retirement Advantage Funds

	SIX MONTHS ENDED 2/23/23		YEAR ENDED 8/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	102	890	162	1,882
	102	890	162	1,882
Shares repurchased	—	—	—	—
Net increase	102	$890	162	$1,882

	SIX MONTHS ENDED 2/23/23		YEAR ENDED 8/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	270	$2,535	4,366	$46,345
Shares issued in connection with
reinvestment of distributions	279	2,442	165	1,915
	549	4,977	4,531	48,260
Shares repurchased	(334)	(3,124)	(2,396)	(25,865)
Net increase	215	$1,853	2,135	$22,395

	SIX MONTHS ENDED 2/23/23		YEAR ENDED 8/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	107	939	166	1,935
	107	939	166	1,935
Shares repurchased	—	—	—	—
Net increase	107	$939	166	$1,935

	SIX MONTHS ENDED 2/23/23		YEAR ENDED 8/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	56,123	$531,380	145,284	$1,633,980
Shares issued in connection with
reinvestment of distributions	31,627	277,055	35,484	413,385
	87,750	808,435	180,768	2,047,365
Shares repurchased	(16,116)	(152,259)	(50,952)	(543,016)
Net increase	71,634	$656,176	129,816	$1,504,349

	SIX MONTHS ENDED 2/23/23		YEAR ENDED 8/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	26	$240	43	$480
Shares issued in connection with
reinvestment of distributions	114	1,001	170	1,986
	140	1,241	213	2,466
Shares repurchased	(3)	(25)	(2)	(25)
Net increase	137	$1,216	211	$2,441

Retirement Advantage Funds 83

2050 Fund

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	9,210	$82,579	14,964	$145,312
Shares issued in connection with
reinvestment of distributions	2,277	19,353	342	3,909
	11,487	101,932	15,306	149,221
Shares repurchased	(175)	(1,615)	(12)	(125)
Net increase	11,312	$100,317	15,294	$149,096

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	115	972	158	1,808
	115	972	158	1,808
Shares repurchased	—	—	—	—
Net increase	115	$972	158	$1,808

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	117	997	161	1,851
	117	997	161	1,851
Shares repurchased	—	—	—	—
Net increase	117	$997	161	$1,851

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	120	1,028	165	1,883
	120	1,028	165	1,883
Shares repurchased	—	—	—	—
Net increase	120	$1,028	165	$1,883

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	677	$6,254	1,842	$19,103
Shares issued in connection with
reinvestment of distributions	375	3,195	167	1,914
	1,052	9,449	2,009	21,017
Shares repurchased	(60)	(540)	(6)	(53)
Net increase	992	$8,909	2,003	$20,964

84 Retirement Advantage Funds

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	127	1,077	169	1,934
	127	1,077	169	1,934
Shares repurchased	—	—	—	—
Net increase	127	$1,077	169	$1,934

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	64,143	$597,214	211,125	$2,339,567
Shares issued in connection with
reinvestment of distributions	52,973	451,855	60,869	696,340
	117,116	1,049,069	271,994	3,035,907
Shares repurchased	(16,066)	(153,451)	(133,168)	(1,432,067)
Net increase	101,050	$895,618	138,826	$1,603,840

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	99	$1,000
Shares issued in connection with
reinvestment of distributions	138	1,172	169	1,934
	138	1,172	268	2,934
Shares repurchased	—	—	—	—
Net increase	138	$1,172	268	$2,934

2045 Fund

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	5,875	$54,690	22,403	$242,848
Shares issued in connection with
reinvestment of distributions	5,155	44,231	2,916	33,622
	11,030	98,921	25,319	276,470
Shares repurchased	(520)	(4,863)	(1,127)	(11,861)
Net increase	10,510	$94,058	24,192	$264,609

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	167	$1,535	38	$368
Shares issued in connection with
reinvestment of distributions	247	2,121	268	3,097
	414	3,656	306	3,465
Shares repurchased	(6)	(50)	—	—
Net increase	408	$3,606	306	$3,465

Retirement Advantage Funds 85

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	125	1,073	141	1,634
	125	1,073	141	1,634
Shares repurchased	—	—	—	—
Net increase	125	$1,073	141	$1,634

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	128	1,104	144	1,665
	128	1,104	144	1,665
Shares repurchased	—	—	—	—
Net increase	128	$1,104	144	$1,665

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	443	$4,164	8,375	$88,850
Shares issued in connection with
reinvestment of distributions	986	8,474	147	1,696
	1,429	12,638	8,522	90,546
Shares repurchased	(1,982)	(18,200)	(1,338)	(14,346)
Net increase (decrease)	(553)	$(5,562)	7,184	$76,200

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	134	1,154	148	1,715
	134	1,154	148	1,715
Shares repurchased	—	—	—	—
Net increase	134	$1,154	148	$1,715

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	132,391	$1,242,934	342,753	$3,853,895
Shares issued in connection with
reinvestment of distributions	104,331	897,247	101,727	1,175,969
	236,722	2,140,181	444,480	5,029,864
Shares repurchased	(64,492)	(594,943)	(206,981)	(2,252,928)
Net increase	172,230	$1,545,238	237,499	$2,776,936

86 Retirement Advantage Funds

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	5,503	$50,130	—	$—
Shares issued in connection with
reinvestment of distributions	134	1,154	148	1,715
	5,637	51,284	148	1,715
Shares repurchased	—	—	—	—
Net increase	5,637	$51,284	148	$1,715

2040 Fund

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	16,889	$156,460	13,759	$142,240
Shares issued in connection with
reinvestment of distributions	2,547	21,647	729	8,328
	19,436	178,107	14,488	150,568
Shares repurchased	(11,634)	(108,192)	(2,178)	(24,366)
Net increase	7,802	$69,915	12,310	$126,202

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	788	$7,000	352	$3,801
Shares issued in connection with
reinvestment of distributions	184	1,570	145	1,654
	972	8,570	497	5,455
Shares repurchased	(3)	(25)	(2)	(25)
Net increase	969	$8,545	495	$5,430

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	133	1,127	133	1,521
	133	1,127	133	1,521
Shares repurchased	—	—	—	—
Net increase	133	$1,127	133	$1,521

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	136	1,157	136	1,552
	136	1,157	136	1,552
Shares repurchased	—	—	—	—
Net increase	136	$1,157	136	$1,552

Retirement Advantage Funds 87

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	254	$2,363	3,172	$33,343
Shares issued in connection with
reinvestment of distributions	565	4,802	139	1,584
	819	7,165	3,311	34,927
Shares repurchased	(26)	(230)	(11)	(103)
Net increase	793	$6,935	3,300	$34,824

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	142	1,207	140	1,602
	142	1,207	140	1,602
Shares repurchased	—	—	—	—
Net increase	142	$1,207	140	$1,602

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	186,616	$1,686,252	323,402	$3,581,313
Shares issued in connection with
reinvestment of distributions	100,001	851,011	90,101	1,029,855
	286,617	2,537,263	413,503	4,611,168
Shares repurchased	(47,838)	(433,390)	(255,415)	(2,756,398)
Net increase	238,779	$2,103,873	158,088	$1,854,770

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	142	1,207	140	1,602
	142	1,207	140	1,602
Shares repurchased	—	—	—	—
Net increase	142	$1,207	140	$1,602

2035 Fund

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	29,163	$262,316	35,578	$361,208
Shares issued in connection with
reinvestment of distributions	6,624	57,561	6,026	67,189
	35,787	319,877	41,604	428,397
Shares repurchased	(203)	(1,865)	(1,722)	(18,171)
Net increase	35,584	$318,012	39,882	$410,226

88 Retirement Advantage Funds

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,860	$17,223
Shares issued in connection with
reinvestment of distributions	127	1,098	129	1,438
	127	1,098	1,989	18,661
Shares repurchased	(1,473)	(13,655)	(194)	(1,894)
Net increase (decrease)	(1,346)	$(12,557)	1,795	$16,767

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	87	758	133	1,480
	87	758	133	1,480
Shares repurchased	—	—	—	—
Net increase	87	$758	133	$1,480

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	89	777	135	1,510
	89	777	135	1,510
Shares repurchased	—	—	—	—
Net increase	89	$777	135	$1,510

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	463	$4,309	3,738	$38,361
Shares issued in connection with
reinvestment of distributions	215	1,872	138	1,541
	678	6,181	3,876	39,902
Shares repurchased	(9)	(84)	(2,644)	(27,522)
Net increase	669	$6,097	1,232	$12,380

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	94	825	140	1,559
	94	825	140	1,559
Shares repurchased	—	—	—	—
Net increase	94	$825	140	$1,559

Retirement Advantage Funds 89

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	260,056	$2,373,569	643,760	$6,970,069
Shares issued in connection with
reinvestment of distributions	114,769	999,639	155,607	1,736,577
	374,825	3,373,208	799,367	8,706,646
Shares repurchased	(34,354)	(318,931)	(482,122)	(5,096,644)
Net increase	340,471	$3,054,277	317,245	$3,610,002

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	158	1,378	233	2,606
	158	1,378	233	2,606
Shares repurchased	—	—	—	—
Net increase	158	$1,378	233	$2,606

2030 Fund

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	8,870	$81,605	45,968	$493,699
Shares issued in connection with
reinvestment of distributions	4,188	36,561	3,264	35,873
	13,058	118,166	49,232	529,572
Shares repurchased	(1,694)	(15,801)	(11,262)	(119,849)
Net increase	11,364	$102,365	37,970	$409,723

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	2,493	$22,735	3,402	$36,073
Shares issued in connection with
reinvestment of distributions	407	3,535	386	4,230
	2,900	26,270	3,788	40,303
Shares repurchased	(1,595)	(14,912)	(3)	(35)
Net increase	1,305	$11,358	3,785	$40,268

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	74	649	112	1,230
	74	649	112	1,230
Shares repurchased	—	—	—	—
Net increase	74	$649	112	$1,230

90 Retirement Advantage Funds

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	77	677	115	1,260
	77	677	115	1,260
Shares repurchased	—	—	—	—
Net increase	77	$677	115	$1,260

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	172	$1,593	9,486	$97,364
Shares issued in connection with
reinvestment of distributions	744	6,516	117	1,289
	916	8,109	9,603	98,653
Shares repurchased	(867)	(7,933)	(37)	(343)
Net increase	49	$176	9,566	$98,310

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	82	722	119	1,306
	82	722	119	1,306
Shares repurchased	—	—	—	—
Net increase	82	$722	119	$1,306

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	230,299	$2,119,793	579,287	$6,374,381
Shares issued in connection with
reinvestment of distributions	94,019	823,602	138,285	1,522,519
	324,318	2,943,395	717,572	7,896,900
Shares repurchased	(104,133)	(972,945)	(432,441)	(4,555,281)
Net increase	220,185	$1,970,450	285,131	$3,341,619

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	142	$1,431
Shares issued in connection with
reinvestment of distributions	96	839	122	1,343
	96	839	264	2,774
Shares repurchased	—	—	—	—
Net increase	96	$839	264	$2,774

Retirement Advantage Funds 91

2025 Fund

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	3,176	$29,449	70,606	$762,173
Shares issued in connection with
reinvestment of distributions	2,440	22,107	10,916	116,586
	5,616	51,556	81,522	878,759
Shares repurchased	(53,666)	(489,827)	(31,903)	(330,156)
Net increase (decrease)	(48,050)	$(438,271)	49,619	$548,603

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	284	$2,600	2,311	$21,684
Shares issued in connection with
reinvestment of distributions	112	1,008	339	3,618
	396	3,608	2,650	25,302
Shares repurchased	(104)	(955)	(797)	(8,150)
Net increase	292	$2,653	1,853	$17,152

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	16	152	63	672
	16	152	63	672
Shares repurchased	—	—	—	—
Net increase	16	$152	63	$672

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	19	177	65	699
	19	177	65	699
Shares repurchased	—	—	—	—
Net increase	19	$177	65	$699

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	644	$5,949	20,812	$206,676
Shares issued in connection with
reinvestment of distributions	244	2,212	68	726
	888	8,161	20,880	207,402
Shares repurchased	(1,965)	(18,139)	(10,660)	(106,472)
Net increase (decrease)	(1,077)	$(9,978)	10,220	$100,930

92 Retirement Advantage Funds

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	24	218	69	743
	24	218	69	743
Shares repurchased	—	—	—	—
Net increase	24	$218	69	$743

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	126,053	$1,168,864	585,276	$6,068,898
Shares issued in connection with
reinvestment of distributions	29,873	270,948	74,258	794,555
	155,926	1,439,812	659,534	6,863,453
Shares repurchased	(70,659)	(655,496)	(413,568)	(4,217,473)
Net increase	85,267	$784,316	245,966	$2,645,980

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	24	218	69	743
	24	218	69	743
Shares repurchased	—	—	(35)	(396)
Net increase	24	$218	34	$347

Maturity Fund

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	15,388	$143,418	11,629	$130,360
Shares issued in connection with
reinvestment of distributions	540	5,004	2,418	26,067
	15,928	148,422	14,047	156,427
Shares repurchased	(610)	(5,844)	(17,771)	(192,906)
Net increase (decrease)	15,318	$142,578	(3,724)	$(36,479)

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	11	98	42	453
	11	98	42	453
Shares repurchased	—	—	—	—
Net increase	11	$98	42	$453

Retirement Advantage Funds 93

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	11	101	43	457
	11	101	43	457
Shares repurchased	—	—	—	—
Net increase	11	$101	43	$457

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	12	104	42	461
	12	104	42	461
Shares repurchased	—	—	—	—
Net increase	12	$104	42	$461

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	358	$3,360	1,508	$15,055
Shares issued in connection with
reinvestment of distributions	30	283	43	462
	388	3,643	1,551	15,517
Shares repurchased	(11)	(99)	(196)	(1,929)
Net increase	377	$3,544	1,355	$13,588

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	13	117	43	465
	13	117	43	465
Shares repurchased	—	—	—	—
Net increase	13	$117	43	$465

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	211,045	$2,016,688	744,178	$8,007,884
Shares issued in connection with
reinvestment of distributions	16,179	151,047	59,526	644,073
	227,224	2,167,735	803,704	8,651,957
Shares repurchased	(212,856)	(2,038,710)	(505,817)	(5,225,341)
Net increase	14,368	$129,025	297,887	$3,426,616

94 Retirement Advantage Funds

	SIX MONTHS ENDED 2/28/23		YEAR ENDED 8/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	106	$1,000	1,312	$12,729
Shares issued in connection with
reinvestment of distributions	30	280	43	465
	136	1,280	1,355	13,194
Shares repurchased	—	—	—	—
Net increase	136	$1,280	1,355	$13,194

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

			Fair value at the end of the
	Shares owned	Percentage of shares outstanding	reporting period
2065 Fund class A	1,114	8.89%	$10,360
2065 Fund class C	1,102	69.48	10,194
2065 Fund class R	1,105	100.00	10,274
2065 Fund class R3	1,108	100.00	10,330
2065 Fund class R4	1,114	24.04	10,382
2065 Fund class R5	1,117	100.00	10,420
2065 Fund class R6	1,119	28.27	10,440
2065 Fund class Y	1,117	46.56	10,422
2060 Fund class A	1,225	6.72	11,307
2060 Fund class C	1,210	97.42	11,096
2060 Fund class R	1,215	100.00	11,189
2060 Fund class R3	1,219	100.00	11,257
2060 Fund class R4	1,227	50.12	11,325
2060 Fund class R5	1,230	100.00	11,366
2060 Fund class Y	1,230	74.77	11,365
2055 Fund class A	1,228	5.87	11,224
2055 Fund class C	1,208	80.21	11,029
2055 Fund class R	1,214	100.00	11,123
2055 Fund class R3	1,221	100.00	11,191
2055 Fund class R4	1,228	37.12	11,261
2055 Fund class R5	1,232	100.00	11,299
2055 Fund class Y	1,232	93.33	11,297
2050 Fund class A	1,255	4.47	11,132
2050 Fund class C	1,232	99.92	10,928
2050 Fund class R	1,240	100.00	11,024

Retirement Advantage Funds 95

			Fair value at the end of the
	Shares owned	Percentage of shares outstanding	reporting period
2050 Fund class R3	1,247	100.00%	$11,091
2050 Fund class R4	1,255	31.71	11,157
2050 Fund class R5	1,259	100.00	11,198
2050 Fund class Y	1,259	91.96	11,205
2045 Fund class C	1,214	47.24	10,829
2045 Fund class R	1,223	100.00	10,927
2045 Fund class R3	1,230	100.00	10,993
2045 Fund class R4	1,238	16.31	11,055
2045 Fund class R5	1,241	100.00	11,100
2045 Fund class Y	1,241	18.40	11,095
2040 Fund class A	1,241	4.86	10,933
2040 Fund class C	1,219	48.01	10,739
2040 Fund class R	1,228	100.00	10,824
2040 Fund class R3	1,235	100.00	10,890
2040 Fund class R4	1,243	24.58	10,951
2040 Fund class R5	1,246	100.00	10,996
2040 Fund class Y	1,246	100.00	10,996
2035 Fund class C	1,176	83.46	10,525
2035 Fund class R	1,181	100.00	10,610
2035 Fund class R3	1,186	100.00	10,675
2035 Fund class R4	1,194	41.70	10,734
2035 Fund class R5	1,197	100.00	10,778
2035 Fund class Y	1,197	59.88	10,773
2030 Fund class C	1,143	15.65	10,173
2030 Fund class R	1,143	100.00	10,270
2030 Fund class R3	1,150	100.00	10,332
2030 Fund class R4	1,157	10.94	10,390
2030 Fund class R5	1,160	100.00	10,433
2030 Fund class Y	1,160	86.18	10,428
2025 Fund class C	1,043	14.07	9,575
2025 Fund class R	1,046	100.00	9,662
2025 Fund class R3	1,052	100.00	9,721
2025 Fund class R4	1,059	10.47	9,775
2025 Fund class R5	1,062	100.00	9,815
2025 Fund class Y	1,062	100.00	9,818
Maturity Fund class C	1,021	100.00	9,494
Maturity Fund class R	1,022	100.00	9,574
Maturity Fund class R3	1,023	100.00	9,631
Maturity Fund class R4	1,023	37.87	9,678
Maturity Fund class R5	1,024	99.90	9,718
Maturity Fund class Y	1,024	41.63	9,718

96 Retirement Advantage Funds

At the close of the reporting period, the following funds had shareholders of record that owned the following percentages of the outstanding shares of the fund.

2065 Fund	22.6%
2060 Fund	8.0%, 44.8%
2055 Fund	6.6%, 19.6%, 28.0%
2050 Fund	6.0%, 11.0%, 37.7%
2045 Fund	9.8%, 13.6%, 34.8%
2040 Fund	7.2%, 15.4%, 39.1%
2035 Fund	7.1%, 14.5%, 28.9%
2030 Fund	7.4%, 8.8%, 9.0%, 12.5%, 24.7%
2025 Fund	7.8%, 10.1%, 18.1%, 23.2%
Maturity Fund	5.2%, 5.6%, 6.2%, 6.3%, 11.6%, 28.1%

Retirement Advantage Funds 97

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

2065 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/23	as of 2/28/23
Putnam Dynamic Asset Allocation
Equity Fund Class P	$136,715	$102,484	$10,441	$1,500	$26,327	$(1,641)	$(20,072)	19,350	$207,045
Putnam Dynamic Asset Allocation
Growth Fund Class P	37,371	21,643	2,968	443	408	(515)	983	3,429	56,514
Putnam Short Term Investment Fund
Class G	801	710	273	13	—	—	—	1,238	1,238
Totals	$174,887	$124,837	$13,682	$1,956	$26,735	$(2,156)	$(19,089)		$264,797

2060 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/23	as of 2/28/23
Putnam Dynamic Asset Allocation
Equity Fund Class P	$901,989	$523,762	$54,416	$11,312	$199,177	$(8,008)	$(155,673)	112,865	$1,207,654
Putnam Dynamic Asset Allocation
Growth Fund Class P	336,650	159,725	11,404	4,464	4,132	(1,471)	9,121	29,892	492,621
Putnam Short Term Investment Fund
Class G	6,203	3,598	1,277	119	—	—	—	8,524	8,524
Totals	$1,244,842	$687,085	$67,097	$15,895	$203,309	$(9,479)	$(146,552)		$1,708,799

2055 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/23	as of 2/28/23
Putnam Dynamic Asset Allocation
Equity Fund Class P	$1,634,205	$600,402	$161,766	$17,546	$307,879	$(17,168)	$(240,729)	169,621	$1,814,944
Putnam Dynamic Asset Allocation
Growth Fund Class P	1,510,651	389,651	80,551	17,878	16,550	(3,613)	28,950	111,959	1,845,088
Putnam Short Term Investment Fund
Class G	16,057	6,122	3,542	283	—	—	—	18,637	18,637
Totals	$3,160,913	$996,175	$245,859	$35,707	$324,429	$(20,781)	$(211,779)		$3,678,669

98 Retirement Advantage Funds	Retirement Advantage Funds 99

2050 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/23	as of 2/28/23
Putnam Dynamic Asset Allocation
Equity Fund Class P	$1,161,035	$386,598	$155,519	$11,758	$205,484	$(34,557)	$(139,033)	113,881	$1,218,524
Putnam Dynamic Asset Allocation
Growth Fund Class P	3,222,512	704,978	115,600	37,456	34,673	(4,495)	58,663	234,591	3,866,058
Putnam Short Term Investment Fund
Class G	22,553	8,214	4,621	397	—	—	—	26,146	26,146
Totals	$4,406,100	$1,099,790	$275,740	$49,611	$240,157	$(39,052)	$(80,370)		$5,110,728

2045 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/23	as of 2/28/23
Putnam Dynamic Asset Allocation
Equity Fund Class P	$404,844	$99,738	$189,196	$2,750	$47,502	$(72,567)	$23,515	24,891	$266,334
Putnam Dynamic Asset Allocation
Growth Fund Class P	7,833,046	1,605,817	585,161	88,130	81,584	(21,394)	119,589	543,198	8,951,897
Putnam Short Term Investment Fund
Class G	132,766	46,725	12,620	2,788	—	—	—	166,871	166,871
Totals	$8,370,656	$1,752,280	$786,977	$93,668	$129,086	$(93,961)	$143,104		$9,385,102

2040 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/23	as of 2/28/23
Putnam Dynamic Asset Allocation
Balanced Fund Class P	$1,631,613	$916,321	$141,347	$15,940	$83,553	$(33,494)	$(7,163)	170,949	$2,365,930
Putnam Dynamic Asset Allocation
Growth Fund Class P	5,341,905	1,431,614	725,618	59,557	55,132	(132,656)	194,950	370,764	6,110,195
Putnam Short Term Investment Fund
Class G	204,399	81,021	27,597	4,239	—	—	—	257,823	257,823
Totals	$7,177,917	$2,428,956	$894,562	$79,736	$138,685	$(166,150)	$187,787		$8,733,948

2035 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/23	as of 2/28/23
Putnam Dynamic Asset Allocation
Balanced Fund Class P	$9,234,503	$3,295,130	$253,507	$85,890	$433,585	$(33,366)	$(254,779)	866,184	$11,987,981
Putnam Dynamic Asset Allocation
Growth Fund Class P	3,280,001	592,118	847,371	32,200	29,808	(327,686)	317,925	182,948	3,014,987
Putnam Short Term Investment Fund
Class G	497,726	155,834	38,109	9,994	—	—	—	615,451	615,451
Totals	$13,012,230	$4,043,082	$1,138,987	$128,084	$463,393	$(361,052)	$63,146		$15,618,419

100 Retirement Advantage Funds	Retirement Advantage Funds 101

2030 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/23	as of 2/28/23
Putnam Multi-Asset Income Fund
Class P	$1,129,794	$427,082	$102,903	$2,382	$15,709	$(14,030)	$9,733	152,277	$1,449,676
Putnam Dynamic Asset Allocation
Balanced Fund Class P	7,992,179	1,726,688	1,501,169	69,120	330,987	(397,025)	89,823	571,568	7,910,496
Putnam Dynamic Asset Allocation
Conservative Fund Class P	2,564,675	1,417,568	250,252	31,948	120,792	(53,590)	(85,361)	377,024	3,593,040
Putnam Short Term Investment Fund
Class G	618,441	154,580	69,864	12,050	—	—	—	703,157	703,157
Totals	$12,305,089	$3,725,918	$1,924,188	$115,500	$467,488	$(464,645)	$14,195		$13,656,369

2025 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/23	as of 2/28/23
Putnam Multi-Asset Income Fund
Class P	$4,138,635	$1,062,776	$421,227	$8,446	$58,985	$(58,130)	$45,622	500,806	$4,767,676
Putnam Dynamic Asset Allocation
Balanced Fund Class P	1,305,667	174,259	366,745	11,257	53,190	(123,109)	67,901	76,443	1,057,973
Putnam Dynamic Asset Allocation
Conservative Fund Class P	6,437,088	931,897	862,793	64,683	270,162	(172,267)	(188,051)	644,898	6,145,874
Putnam Short Term Investment Fund
Class G	751,875	110,290	104,568	14,028	—	—	—	757,597	757,597
Totals	$12,633,265	$2,279,222	$1,755,333	$98,414	$382,337	$(353,506)	$(74,528)		$12,729,120

Maturity Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/23	as of 2/28/23
Putnam Multi-Asset Income Fund
Class P	$11,963,781	$2,241,050	$1,948,542	$25,252	$156,253	$(262,388)	$182,975	1,279,084	$12,176,876
Putnam Short Term Investment Fund
Class G	754,674	169,253	153,714	12,871	—	—	—	770,213	770,213
Totals	$12,718,455	$2,410,303	$2,102,256	$38,123	$156,253	$(262,388)	$182,975		$12,947,089

102 Retirement Advantage Funds	Retirement Advantage Funds 103

Note 6: Market, credit and other risks

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

The Covid–19 pandemic and efforts to contain its spread have resulted in, among other effects, significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, significant changes in fiscal and monetary policies, and economic downturns and recessions. The effects of the Covid–19 pandemic have negatively affected, and may continue to negatively affect, the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, sectors, industries, asset classes, and markets, and the value, volatility, and liquidity of particular securities and other assets. The effects of the Covid–19 pandemic also are likely to exacerbate other risks that apply to the fund, which could negatively impact the fund’s performance and lead to losses on your investment in the fund. The duration of the Covid–19 pandemic and its effects cannot be determined with certainty.

104 Retirement Advantage Funds

Fund information

Founded over 85 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, and asset allocation categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and
Management, LLC	Barbara M. Baumann, Vice Chair	BSA Compliance Officer
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Martin Lemaire
	Catharine Bond Hill	Vice President and
Investment Sub-Advisor	Jennifer Williams Murphy	Derivatives Risk Manager
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President
Denere P. Poulack
Custodian	James F. Clark	Assistant Vice President,
State Street Bank	Vice President, Chief Compliance	Assistant Clerk, and
and Trust Company	Officer, and Chief Risk Officer	Assistant Treasurer

Legal Counsel	Michael J. Higgins	Janet C. Smith
Ropes & Gray LLP	Vice President, Treasurer,	Vice President,
	and Clerk	Principal Financial Officer,
Principal Accounting Officer,
	Jonathan S. Horwitz	and Assistant Treasurer
Executive Vice President,
	Principal Executive Officer,	Stephen J. Tate
	and Compliance Liaison	Vice President and
Chief Legal Officer

Mark C. Trenchard
Vice President

This report is for the information of shareholders of Putnam Retirement Advantage Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of the underlying funds, which are described in their prospectuses. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Target Date Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: April 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: April 27, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: April 27, 2023